UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07239
Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: September 30
Date of reporting period: October 1, 2017 – September 30, 2018
Item 1: Reports to Shareholders

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
Your Fund’s After-Tax Returns.	25
About Your Fund’s Expenses.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Vanguard Strategic Equity Fund returned nearly 16% for the 12 months ended September 30, 2018. It lagged its benchmark, the MSCI US Small + Mid Cap 2200 Index, but outpaced its peer group average.

• The fund seeks long-term capital appreciation by investing in mid- and small-capitalization domestic stocks, using a quantitative approach.

• Five of the fund’s 11 sectors delivered gains for the year. Consumer discretionary, financials, energy, and information technology were the strongest performers. Industrials, consumer staples, and real estate detracted the most from performance.

• Over the ten years ended September 30, 2018, the fund’s average annual return was slightly below that of its benchmark index but higher than the average return of its peer group.

Total Returns: Fiscal Year Ended September 30, 2018
Total
Returns
Vanguard Strategic Equity Fund	15.63%
MSCI US Small + Mid Cap 2200 Index	15.92
Mid-Cap Core Funds Average	11.59
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended September 30, 2018
Average
Annual Return
Strategic Equity Fund	12.61%
MSCI US Small + Mid Cap 2200 Index	12.69
Mid-Cap Core Funds Average	10.61
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Strategic Equity Fund	0.18%	1.15%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year.
For the fiscal year ended September 30, 2018, the fund’s expense ratio was 0.17%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Mid-Cap Core Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
October 18, 2018

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	17.76%	17.07%	13.67%
Russell 2000 Index (Small-caps)	15.24	17.12	11.07
Russell 3000 Index (Broad U.S. market)	17.58	17.07	13.46
FTSE All-World ex US Index (International)	2.13	10.18	4.51

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.22%	1.31%	2.16%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.35	2.24	3.54
FTSE Three-Month U. S. Treasury Bill Index	1.57	0.80	0.48

CPI
Consumer Price Index	2.28%	1.99%	1.52%

4

Advisor’s Report

For the year ended September 30, 2018, Vanguard Strategic Equity Fund returned 15.63%. It lagged its benchmark, the MSCI US Small + Midcap 2200 Index, but surpassed the average performance of its peers.

Investment environment

Global markets continued to advance over the 12 months. U.S. stocks led the way as increasing profits and a strong economy outweighed investor concerns about rising interest rates, higher inflation, and trade tensions. Large-capitalization stocks beat small-caps, and growth stocks outpaced value.

Emerging markets stocks were in negative territory, hurt by trade tensions and a rising dollar. Results in Europe and the Asia-Pacific region were muted in part because of these areas’ greater economic dependence on emerging markets.

The overall U.S. fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.22% for the period. Yields rose and prices mostly declined as investors remained concerned about the threat of inflation and the possibility that the Federal Reserve would more aggressively raise rates.

The Fed did raise rates in September—its eighth increase since the current tightening cycle began—and signaled more hikes to come. Attention is now focused on the pace of rate increases for the rest of 2018, with many analysts expecting another one in December and three in 2019.

Investment objective and strategy

Although it’s important to understand how overall performance is affected by the macro factors we’ve described, our approach to investing focuses on fundamentals—not technical analysis of stock price movements. We compare stocks within the same industry group in order to identify those with characteristics that we believe will outperform over the long run.

To do this, we use a strict quantitative approach to evaluate a stock’s attractiveness based on five characteristics: high quality—healthy balance sheets and steady cash-flow generation; management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—the ability to grow earnings year after year; strong market sentiment—market confirmation of our view; and reasonable valuation—we strive to avoid overpriced stocks.

Using these five themes, we generate a daily composite stock ranking as we seek to capitalize on market inefficiencies. We then monitor our portfolio based on those rankings and adjust when appropriate to maximize expected returns while minimizing exposure to risks that our research indicates don’t improve returns (such as industry selection and other risks relative to our benchmark).

5

Our successes and shortfalls

Overall, the fund slightly trailed its benchmark. Five of its 11 sectors boosted relative results. Our growth, momentum, quality, and management decisions models were useful, but our valuation model detracted from performance.

Stock selection in information technology and financials helped the most. Consumer discretionary was also positive, but poor selection in industrials and consumer staples hurt.

Our most successful holdings included Square, Advanced Micro Devices, Etsy, Primerica, and Ralph Lauren. Results were dragged down by Meritor, Wabash National, Sanderson Farms, Pilgrim’s Pride, and Omega Healthcare Investors.

We continue to believe that constructing a portfolio focused on the fundamentals described above will benefit investors over the long term, although we recognize that risk can reward or punish us in the near term. We feel the fund offers a strong mix of stocks with attractive valuation and growth characteristics relative to its benchmark.

We thank you for your investment and look forward to the coming fiscal year.

Portfolio Managers:

James P. Stetler

Binbin Guo, Principal, Head of Alpha Equity
Investments

Vanguard Quantitative Equity Group

October 15, 2018

6

Strategic Equity Fund

Fund Profile
As of September 30, 2018

Portfolio Characteristics
		MSCI US	DJ
		Small +	U.S. Total
		Mid Cap	Market
	Fund 2200	Index	FA Index
Number of Stocks	307	2,161	3,825
Median Market Cap	$7.1B	$7.9B	$73.9B
Price/Earnings Ratio	16.6x	20.0x	21.0x
Price/Book Ratio	3.0x	2.5x	3.1x
Return on Equity	11.4%	10.6%	14.9%
Earnings Growth
Rate	14.2%	9.1%	8.5%
Dividend Yield	1.3%	1.5%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	82%	—	—
Ticker Symbol	VSEQX	—	—
Expense Ratio[1]	0.18%	—	—
30-Day SEC Yield	1.21%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
Fund
Consumer Discretionary	14.2%
Consumer Staples	2.8
Energy	5.1
Financials	14.8
Health Care	12.4
Industrials	15.3
Information Technology	17.6
Materials	5.2
Real Estate	8.2
Telecommunication Services	0.5
Utilities	3.9

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
	MSCI US	DJ
	Small +	U.S. Total
	Mid Cap	Market
	2200 Index	FA Index
R-Squared	0.94	0.79
Beta	1.10	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Square Inc.	Data Processing &
	Outsourced Services	1.2%
Advanced Micro Devices
Inc.	Semiconductors	1.1
Best Buy Co. Inc.	Computer &
	Electronics Retail	1.0
WellCare Health Plans	Managed Health
Inc.	Care	1.0
FirstEnergy Corp.	Electric Utilities	0.9
CDW Corp.	Technology
	Distributors	0.9
NRG Energy Inc.	Independent Power
	Producers & Energy
	Traders	0.9
Entergy Corp.	Electric Utilities	0.9
Spirit AeroSystems	Aerospace &
Holdings Inc.	Defense	0.9
WW Grainger Inc.	Trading Companies &
	Distributors	0.9
Top Ten		9.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the fiscal year ended September 30, 2018, the expense ratio was 0.17%.

7

Strategic Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2008, Through September 30, 2018
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended September 30, 2018
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Strategic Equity Fund*	15.63%	12.84%	12.61%	$32,779
• • • • • • • •	MSCI US Small + Mid Cap 2200 Index	15.92	12.08	12.69	33,034
– – – –	Mid-Cap Core Funds Average	11.59	9.63	10.61	27,406
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	17.58	13.42	12.05	31,191
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

8

Strategic Equity Fund

Fiscal-Year Total Returns (%): September 30, 2008, Through September 30, 2018

9

Strategic Equity Fund

Financial Statements

Statement of Net Assets
As of September 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.1%)
	Best Buy Co. Inc.	993,617	78,853
*	Lululemon Athletica Inc.	378,467	61,497
*,^	RH	396,216	51,908
	Lear Corp.	357,732	51,871
*	Deckers Outdoor Corp.	435,399	51,630
	Ralph Lauren Corp.
	Class A	356,331	49,013
	Bloomin’ Brands Inc.	2,357,308	46,651
	Tailored Brands Inc.	1,827,708	46,040
	PulteGroup Inc.	1,820,905	45,104
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	1,010,548	43,898
*	Weight Watchers
	International Inc.	583,916	42,036
*	NVR Inc.	14,068	34,759
	Abercrombie & Fitch Co.	1,562,122	32,992
	World Wrestling
	Entertainment Inc.
	Class A	313,661	30,340
*	Chipotle Mexican Grill
	Inc. Class A	60,673	27,577
*	Planet Fitness Inc.
	Class A	483,937	26,147
	Kohl’s Corp.	321,272	23,951
*	Burlington Stores Inc.	146,482	23,865
*	Urban Outfitters Inc.	577,529	23,621
*	Chegg Inc.	813,027	23,114
	American Eagle
	Outfitters Inc.	896,654	22,264
^	Brinker International Inc.	451,981	21,121
	H&R Block Inc.	761,312	19,604
*	MSG Networks Inc.	708,433	18,278
*	Shake Shack Inc.
	Class A	278,766	17,565

	New York Times Co.
	Class A	735,034	17,016
	News Corp. Class B	1,026,294	13,958
	Darden Restaurants Inc.	122,985	13,675
*	Taylor Morrison Home
	Corp. Class A	679,279	12,254
*	Live Nation
	Entertainment Inc.	209,801	11,428
	Domino’s Pizza Inc.	37,719	11,120
*	SeaWorld Entertainment
	Inc.	350,754	11,024
	Hyatt Hotels Corp.
	Class A	126,853	10,096
^	PetMed Express Inc.	295,942	9,769
*	Fossil Group Inc.	418,220	9,736
*	Madison Square Garden
	Co. Class A	30,867	9,733
^	Autoliv Inc.	110,295	9,560
	Winnebago Industries
	Inc.	261,931	8,683
	Macy’s Inc.	241,220	8,378
^	Dillard’s Inc. Class A	97,308	7,429
*	Cooper-Standard
	Holdings Inc.	51,621	6,194
	KB Home	231,089	5,525
	Delphi Technologies plc	174,307	5,466
	Strategic Education Inc.	31,487	4,315
*	Michael Kors Holdings
	Ltd.	59,298	4,066
*	Grand Canyon Education
	Inc.	35,780	4,036
*	Visteon Corp.	39,361	3,657
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	80,505	3,498
	MDC Holdings Inc.	117,324	3,470
			1,117,785

10

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
Consumer Staples (2.8%)
	Lamb Weston Holdings
	Inc.	662,968	44,154
	Nu Skin Enterprises Inc.
	Class A	424,663	35,001
*,^	National Beverage Corp.	272,330	31,759
*	Herbalife Nutrition Ltd.	467,765	25,516
	JM Smucker Co.	161,269	16,548
	Conagra Brands Inc.	383,259	13,019
*	US Foods Holding Corp.	406,640	12,533
	Medifast Inc.	53,173	11,780
*	Boston Beer Co. Inc.
	Class A	27,849	8,007
*	Sprouts Farmers Market
	Inc.	172,484	4,728
	Ingles Markets Inc.
	Class A	135,801	4,651
	Spectrum Brands
	Holdings Inc.	59,122	4,418
*	Post Holdings Inc.	41,262	4,045
	Cal-Maine Foods Inc.	77,254	3,731
*	Central Garden & Pet
	Co. Class A	91,762	3,307
			223,197
Energy (5.1%)
	HollyFrontier Corp.	901,536	63,017
*	Denbury Resources Inc.	9,117,263	56,527
*	California Resources
	Corp.	1,084,976	52,654
*	Whiting Petroleum Corp.	922,835	48,947
	PBF Energy Inc. Class A	714,836	35,678
	Marathon Oil Corp.	1,201,373	27,968
	SM Energy Co.	732,333	23,090
*	ProPetro Holding Corp.	1,184,129	19,526
*	Renewable Energy
	Group Inc.	587,331	16,915
*	Newfield Exploration Co.	523,727	15,099
	Peabody Energy Corp.	325,015	11,584
*	Carrizo Oil & Gas Inc.	268,045	6,755
	Delek US Holdings Inc.	133,496	5,664
*	Cheniere Energy Inc.	80,655	5,605
	Diamondback Energy Inc.	32,384	4,378
	Murphy Oil Corp.	120,787	4,027
*	Unit Corp.	136,813	3,565
			400,999
Financials (14.7%)
	Primerica Inc.	535,643	64,572
	Regions Financial Corp.	3,465,863	63,599
	Zions Bancorporation	1,217,451	61,055
	Fifth Third Bancorp	1,974,235	55,121
	Comerica Inc.	600,126	54,131
	Lincoln National Corp.	782,691	52,957
	Unum Group	1,249,290	48,810
	LPL Financial Holdings
	Inc.	700,110	45,164

*	MGIC Investment Corp.	3,285,248	43,727
	MSCI Inc. Class A	220,153	39,057
	Torchmark Corp.	445,690	38,637
*	E*TRADE Financial
	Corp.	723,718	37,916
	Ally Financial Inc.	1,335,954	35,336
	Assured Guaranty Ltd.	833,422	35,195
*	Green Dot Corp. Class A	394,661	35,054
	Walker & Dunlop Inc.	658,545	34,824
*	Essent Group Ltd.	610,906	27,033
*	World Acceptance Corp.	226,384	25,889
	Washington Federal Inc.	755,347	24,171
	Santander Consumer
	USA Holdings Inc.	1,145,949	22,965
	Universal Insurance
	Holdings Inc.	456,627	22,169
	Fidelity National Financial
	Inc.	483,765	19,036
	First American Financial
	Corp.	355,757	18,353
	Synovus Financial Corp.	395,334	18,102
	TCF Financial Corp.	723,908	17,236
*	NMI Holdings Inc.
	Class A	740,710	16,777
	Umpqua Holdings Corp.	776,072	16,142
	Cadence BanCorp
	Class A	530,922	13,868
	Reinsurance Group of
	America Inc. Class A	91,651	13,249
*	Axos Financial Inc.	380,374	13,081
	Evercore Inc. Class A	128,562	12,927
*	Texas Capital
	Bancshares Inc.	148,330	12,259
*	SVB Financial Group	36,572	11,368
*	Credit Acceptance Corp.	25,679	11,249
	Webster Financial Corp.	189,781	11,189
	Virtu Financial Inc.
	Class A	512,323	10,477
	Wintrust Financial Corp.	121,881	10,352
	Commerce Bancshares
	Inc.	150,221	9,918
	Hancock Whitney Corp.	188,513	8,964
	BankUnited Inc.	249,668	8,838
	Voya Financial Inc.	156,171	7,757
	Cullen/Frost Bankers Inc.	73,717	7,699
	Federal Agricultural
	Mortgage Corp.	106,447	7,683
	Nelnet Inc. Class A	96,092	5,494
	FirstCash Inc.	60,316	4,946
	Nasdaq Inc.	53,459	4,587
*,^	LendingTree Inc.	17,500	4,027
	CNO Financial Group Inc.	182,462	3,872
	Jefferies Financial Group
	Inc.	165,888	3,643
			1,170,475

11

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
Health Care (12.3%)
*	WellCare Health Plans
	Inc.	243,816	78,141
*	Charles River Laboratories
	International Inc.	510,517	68,685
	Chemed Corp.	192,585	61,546
*	Align Technology Inc.	152,551	59,681
*	Molina Healthcare Inc.	316,233	47,024
*	PRA Health Sciences Inc.	400,454	44,126
*	Nektar Therapeutics
	Class A	703,837	42,906
*	ABIOMED Inc.	94,732	42,606
*	Array BioPharma Inc.	2,613,708	39,728
*	Veeva Systems Inc.
	Class A	339,956	37,011
*	Mettler-Toledo
	International Inc.	57,319	34,906
	Agilent Technologies Inc.	485,352	34,237
*	DexCom Inc.	236,073	33,768
*	Haemonetics Corp.	286,256	32,799
*	Myriad Genetics Inc.	698,391	32,126
*	IQVIA Holdings Inc.	238,529	30,947
*	Tivity Health Inc.	896,323	28,817
*	Tenet Healthcare Corp.	986,947	28,089
*	Varian Medical Systems
	Inc.	224,359	25,113
*	Loxo Oncology Inc.	118,822	20,298
*	Madrigal
	Pharmaceuticals Inc.	81,387	17,427
*	Inogen Inc.	66,129	16,143
	Encompass Health Corp.	167,571	13,062
*	Arena Pharmaceuticals
	Inc.	278,545	12,819
*	Endo International plc	746,609	12,565
	Bruker Corp.	367,996	12,309
*	IDEXX Laboratories Inc.	47,053	11,747
*	ImmunoGen Inc.	1,158,526	10,971
*	Enanta Pharmaceuticals
	Inc.	118,781	10,151
*	Halozyme Therapeutics
	Inc.	460,497	8,367
*	Amedisys Inc.	66,455	8,304
*	AnaptysBio Inc.	77,544	7,737
*	Sage Therapeutics Inc.	53,462	7,552
*	PTC Therapeutics Inc.	104,335	4,904
			976,612
Industrials (15.2%)
	Spirit AeroSystems
	Holdings Inc. Class A	752,993	69,027
	WW Grainger Inc.	192,431	68,777
	Allison Transmission
	Holdings Inc.	1,241,208	64,555
*	United Rentals Inc.	389,427	63,710
	Greenbrier Cos. Inc.	1,026,398	61,686
	GATX Corp.	612,952	53,075

	SkyWest Inc.	878,456	51,741
	Huntington Ingalls
	Industries Inc.	201,874	51,696
*	Copart Inc.	985,947	50,806
	Robert Half
	International Inc.	682,855	48,059
*	HD Supply Holdings Inc.	1,114,307	47,681
	Harris Corp.	272,317	46,079
*	TriNet Group Inc.	777,373	43,782
*	Meritor Inc.	2,158,365	41,786
	Terex Corp.	861,457	34,381
	TransUnion	445,554	32,784
*	XPO Logistics Inc.	257,608	29,411
	Expeditors International
	of Washington Inc.	377,681	27,771
*	Avis Budget Group Inc.	852,363	27,395
	Wabash National Corp.	1,486,625	27,101
*	Harsco Corp.	865,734	24,717
*	Axon Enterprise Inc.	356,154	24,372
	Graco Inc.	452,301	20,960
	Quad/Graphics Inc.	891,293	18,575
*	Aerovironment Inc.	155,670	17,461
*	Cimpress NV	125,769	17,181
	Oshkosh Corp.	234,757	16,724
	Old Dominion Freight
	Line Inc.	87,446	14,101
*	Continental Building
	Products Inc.	348,875	13,100
	Herman Miller Inc.	305,626	11,736
	Pentair plc	266,600	11,557
	Insperity Inc.	90,043	10,621
	Rush Enterprises Inc.
	Class A	241,532	9,495
	Global Brass & Copper
	Holdings Inc.	193,167	7,128
	KAR Auction Services
	Inc.	116,192	6,935
	ICF International Inc.	77,344	5,836
*	SPX Corp.	169,625	5,650
	HEICO Corp.	55,876	5,175
	Ennis Inc.	249,515	5,103
*	TrueBlue Inc.	180,826	4,710
	Korn/Ferry International	92,168	4,538
	ACCO Brands Corp.	353,526	3,995
	Brink’s Co.	55,833	3,894
	Cintas Corp.	18,738	3,707
			1,208,574
Information Technology (17.5%)
*	Square Inc.	990,120	98,032
*,^	Advanced Micro
	Devices Inc.	2,773,901	85,686
	CDW Corp.	824,122	73,281
*	Cadence Design
	Systems Inc.	1,466,830	66,477

12

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Booz Allen Hamilton
	Holding Corp. Class A	1,327,334	65,876
	NetApp Inc.	751,208	64,521
*,^	Match Group Inc.	1,008,727	58,415
*	Aspen Technology Inc.	468,775	53,398
*	CACI International Inc.
	Class A	283,858	52,272
	Seagate Technology plc	1,087,448	51,491
*	RingCentral Inc. Class A	504,131	46,909
*	ON Semiconductor
	Corp.	2,542,077	46,850
	Broadridge Financial
	Solutions Inc.	350,970	46,310
	Science Applications
	International Corp.	539,635	43,495
*	TTM Technologies Inc.	2,394,726	38,100
*	New Relic Inc.	332,759	31,356
*	Citrix Systems Inc.	265,905	29,558
*	Zebra Technologies Corp.	160,979	28,466
*	Fortinet Inc.	302,466	27,909
	SYNNEX Corp.	323,926	27,437
*	Hortonworks Inc.	1,168,051	26,643
*	Box Inc.	1,091,582	26,100
*	Five9 Inc.	551,853	24,110
*	Etsy Inc.	421,595	21,662
*	Nutanix Inc.	499,792	21,351
	Avnet Inc.	433,267	19,397
*	Mellanox Technologies
	Ltd.	263,383	19,345
*	Cree Inc.	508,994	19,276
*	F5 Networks Inc.	94,494	18,844
*	SolarEdge Technologies
	Inc.	463,738	17,460
	MAXIMUS Inc.	251,723	16,377
	Jabil Inc.	535,429	14,499
*	First Solar Inc.	289,760	14,030
	ManTech International
	Corp. Class A	207,786	13,153
*,^	Unisys Corp.	585,536	11,945
*	SMART Global Holdings
	Inc.	392,400	11,278
*	Amkor Technology Inc.	1,077,374	7,962
*	ePlus Inc.	85,860	7,959
*	Synaptics Inc.	172,561	7,872
*	Keysight Technologies
	Inc.	118,710	7,868
	CSG Systems
	International Inc.	152,801	6,133
	Kulicke & Soffa
	Industries Inc.	232,721	5,548
*	Anixter International Inc.	63,509	4,465
*	Pure Storage Inc. Class A	171,852	4,460
*	PTC Inc.	40,886	4,342
	Sabre Corp.	159,180	4,151
			1,392,069

Materials (5.2%)
	CF Industries Holdings
	Inc.	1,238,222	67,409
	Huntsman Corp.	1,943,996	52,935
	Louisiana-Pacific Corp.	1,844,500	48,861
	Westlake Chemical
	Corp.	436,783	36,301
	Chemours Co.	893,260	35,230
	Freeport-McMoRan
	Inc.	2,206,707	30,717
	Avery Dennison Corp.	272,187	29,492
	Greif Inc. Class A	357,014	19,158
	Warrior Met Coal Inc.	673,866	18,221
*	Cleveland-Cliffs Inc.	1,285,179	16,271
	Eastman Chemical Co.	131,998	12,635
	Trinseo SA	127,194	9,959
	Sealed Air Corp.	233,953	9,393
	Steel Dynamics Inc.	189,916	8,582
	Ashland Global
	Holdings Inc.	85,793	7,195
*	Alcoa Corp.	136,395	5,510
*	Axalta Coating
	Systems Ltd.	135,466	3,950
			411,819
Real Estate (8.2%)
	Hospitality Properties
	Trust	2,004,594	57,812
	Host Hotels &
	Resorts Inc.	2,444,914	51,588
	Extra Space Storage
	Inc.	562,591	48,743
	Ryman Hospitality
	Properties Inc.	541,957	46,700
	Jones Lang LaSalle Inc.	317,069	45,759
*	SBA Communications
	Corp. Class A	274,945	44,164
	Park Hotels & Resorts
	Inc.	1,172,941	38,496
	Pebblebrook Hotel Trust	1,054,274	38,344
	Gaming and Leisure
	Properties Inc.	1,044,368	36,814
	Spirit Realty Capital Inc.	4,296,519	34,630
	Xenia Hotels & Resorts
	Inc.	1,244,920	29,505
	Life Storage Inc.	274,705	26,141
*	CBRE Group Inc. Class A	548,496	24,189
	CubeSmart	802,317	22,890
	Lexington Realty Trust	2,402,596	19,942
	Senior Housing
	Properties Trust	778,531	13,671
	CoreSite Realty Corp.	110,956	12,332
	National Health
	Investors Inc.	144,780	10,944
	Lamar Advertising Co.
	Class A	126,388	9,833

13

Strategic Equity Fund

			Market
			Value•
		Shares	($000)
	Ashford Hospitality
	Trust Inc.	1,462,376	9,345
	MGM Growth
	Properties LLC Class A	250,304	7,381
	NorthStar Realty
	Europe Corp.	426,375	6,037
	Washington Prime
	Group Inc.	616,609	4,501
	Universal Health Realty
	Income Trust	58,866	4,380
	Uniti Group Inc.	201,492	4,060
*	Forestar Group Inc.	129,459	2,745
			650,946
Telecommunication Services (0.5%)
*	Vonage Holdings Corp.	1,726,407	24,446
*	Zayo Group Holdings Inc.	464,729	16,135
			40,581
Utilities (3.9%)
	FirstEnergy Corp.	1,974,571	73,395
	NRG Energy Inc.	1,954,129	73,084
	Entergy Corp.	866,566	70,305
	AES Corp.	2,887,764	40,429
*	Vistra Energy Corp.	1,151,648	28,653
	MDU Resources
	Group Inc.	457,393	11,750
	Ameren Corp.	114,523	7,240
	National Fuel Gas Co.	71,385	4,002
			308,858
Total Common Stocks
(Cost $6,260,770)			7,901,915
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity
	Fund, 2.209%	1,508,109	150,811

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	2.072%, 11/8/18	1,000	998
4	United States Treasury Bill,
	2.194%, 1/24/19	1,000	993
	United States Treasury Bill,
	2.280%, 2/7/19	500	496
4	United States Treasury Bill,
	2.313%–2.314%, 2/28/19	600	594
			3,081
Total Temporary Cash Investments
(Cost $153,886)			153,892
Total Investments (101.4%)
(Cost $6,414,656)			8,055,807

Amount
($000)
Other Assets and Liabilities (-1.4%)
Other Assets
Investment in Vanguard	408
Receivables for Investment Securities Sold 1,047
Receivables for Accrued Income	8,325
Receivables for Capital Shares Issued	6,529
Variation Margin Receivable—
Futures Contracts	131
Other Assets	308
Total Other Assets	16,748
Liabilities
Payables for Investment Securities
Purchased	(5,459)
Collateral for Securities on Loan	(110,059)
Payables for Capital Shares Redeemed	(5,607)
Payables to Vanguard	(5,094)
Total Liabilities	(126,219)
Net Assets (100%)
Applicable to 213,533,935 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,946,336
Net Asset Value Per Share	$37.21

At September 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	5,739,595
Undistributed Net Investment Income	50,031
Accumulated Net Realized Gains	515,941
Unrealized Appreciation (Depreciation)
Investment Securities	1,641,151
Futures Contracts	(382)
Net Assets	7,946,336

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $103,257,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $110,059,000 of collateral received for securities on loan.
4 Securities with a value of $1,837,000 have been segregated as initial margin for open futures contracts.

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	368	31,295	(227)
E-mini S&P Mid-Cap 400 Index	December 2018	54	10,936	(155)
				(382)

See accompanying Notes, which are an integral part of the Financial Statements.

15

Strategic Equity Fund

Statement of Operations

Year Ended
September 30, 2018
($000)
Investment Income
Income
Dividends	93,351
Interest[1]	604
Securities Lending—Net	985
Total Income	94,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,650
Management and Administrative	9,751
Marketing and Distribution	1,078
Custodian Fees	56
Auditing Fees	34
Shareholders’ Reports and Proxy	112
Trustees’ Fees and Expenses	6
Total Expenses	12,687
Net Investment Income	82,253
Realized Net Gain (Loss)
Investment Securities Sold[1]	556,849
Futures Contracts	5,228
Realized Net Gain (Loss)	562,077
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	433,581
Futures Contracts	(1,194)
Change in Unrealized Appreciation (Depreciation)	432,387
Net Increase (Decrease) in Net Assets Resulting from Operations	1,076,717
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $565,000, ($13,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Strategic Equity Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,253	103,003
Realized Net Gain (Loss)	562,077	488,417
Change in Unrealized Appreciation (Depreciation)	432,387	508,953
Net Increase (Decrease) in Net Assets Resulting from Operations	1,076,717	1,100,373
Distributions
Net Investment Income	(92,114)	(101,097)
Realized Capital Gain[1]	(479,773)	(99,945)
Total Distributions	(571,887)	(201,042)
Capital Share Transactions
Issued	889,191	1,014,707
Issued in Lieu of Cash Distributions	537,684	188,875
Redeemed	(1,035,958)	(1,098,154)
Net Increase (Decrease) from Capital Share Transactions	390,917	105,428
Total Increase (Decrease)	895,747	1,004,759
Net Assets
Beginning of Period	7,050,589	6,045,830
End of Period[2]	7,946,336	7,050,589
1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $28,727,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $50,031,000 and $62,713,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Strategic Equity Fund

Financial Highlights

For a Share Outstanding	Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.89	$30.41	$30.82	$32.02	$27.34
Investment Operations
Net Investment Income	. 392[1]	.504[1]	.624	. 466	. 361
Net Realized and Unrealized Gain (Loss)
on Investments	4.781	4.988	2.440	.207	4.679
Total from Investment Operations	5.173	5.492	3.064	.673	5.040
Distributions
Dividends from Net Investment Income	(. 460)	(. 509)	(. 507)	(. 354)	(. 360)
Distributions from Realized Capital Gains	(2.393)	(.503)	(2.967)	(1.519)	—
Total Distributions	(2.853)	(1.012)	(3.474)	(1.873)	(.360)
Net Asset Value, End of Period	$37.21	$34.89	$30.41	$30.82	$32.02

Total Return[2]	15.63%	18.28%	10.62%	2.01%	18.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,946	$7,051	$6,046	$5,739	$5,392
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%	0.18%	0.21%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.53%	2.09%	1.41%	1.19%
Portfolio Turnover Rate	82%	81%	74%	70%	60%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Strategic Equity Fund

Notes to Financial Statements

Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended September 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

19

Strategic Equity Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at September 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

20

Strategic Equity Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2018, the fund had contributed to Vanguard capital in the amount of $408,000, representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,901,915	—	—
Temporary Cash Investments	150,811	3,081	—
Futures Contracts—Assets[1]	131	—	—
Total	8,052,857	3,081	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	22,370
Undistributed (Overdistributed) Net Investment Income	(2,821)
Accumulated Net Realized Gains (Losses)	(19,549)

21

Strategic Equity Fund

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of accumulated net earnings (losses) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	78,576
Undistributed Long-Term Gains	491,551
Capital Loss Carryforwards	—
Net Unrealized Gains (Losses)	1,641,151

As of September 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,414,656
Gross Unrealized Appreciation	1,819,064
Gross Unrealized Depreciation	(177,913)
Net Unrealized Appreciation (Depreciation)	1,641,151

E. During the year ended September 30, 2018, the fund purchased $6,044,926,000 of investment securities and sold $6,140,821,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended September 30,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	24,945	30,675
Issued in Lieu of Cash Distributions	15,880	5,767
Redeemed	(29,353)	(33,176)
Net Increase (Decrease) in Shares Outstanding	11,472	3,266

G. Management has determined that no events or transactions occurred subsequent to September 30, 2018, that would require recognition or disclosure in these financial statements.

22

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Strategic Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Strategic Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

23

Special 2018 tax information (unaudited) for Vanguard Strategic Equity Fund

This information for the fiscal year ended September 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $469,729,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $68,100,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 62.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Strategic Equity Fund
Periods Ended September 30, 2018
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	15.63%	12.84%	12.61%
Returns After Taxes on Distributions	13.33	11.24	11.68
Returns After Taxes on Distributions and Sale of Fund Shares	10.38	9.89	10.32

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended September 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Equity Fund	3/31/2018	9/30/2018	Period
Based on Actual Fund Return	$1,000.00	$1,090.24	$0.84
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.27	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.16%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

30

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1140 112018

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	26
About Your Fund’s Expenses.	27
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Vanguard Capital Opportunity Fund returned about 21% for the 12 months ended September 30, 2018, in line with the return of its benchmark, the Russell Midcap Growth Index, and behind the average return of its multicapitalization growth fund peers.

• The broad U.S. stock market advanced nearly 18% as corporate earnings remained strong and the U.S. economy continued to grow. However, stocks endured a stretch of volatility earlier in 2018 before rebounding.

• Growth stocks outperformed their value brethren over the period, and large- and small-capitalization stocks generally surpassed mid-caps.

• PRIMECAP Management Company, the fund’s advisor, traditionally invests most heavily in the information technology and health care sectors. The fund’s information technology stocks returned about 35%, ahead of those in the benchmark, and contributed about 11 percentage points to results. Its health care stocks returned about 18%, far less than those in the benchmark, and added about 5 percentage points to results.

Total Returns: Fiscal Year Ended September 30, 2018
Total
Returns
Vanguard Capital Opportunity Fund
Investor Shares	21.03%
Admiral™ Shares	21.12
Russell Midcap Growth Index	21.10
Multi-Cap Growth Funds Average	23.04
Multi-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended September 30, 2018
Average
Annual Return
Capital Opportunity Fund Investor Shares	14.78%
Russell Midcap Growth Index	13.46
Multi-Cap Growth Funds Average	11.84
Multi-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Capital Opportunity Fund	0.44%	0.37%	1.17%

The fund expense ratios shown are from the prospectus dated January 25, 2018, and represent estimated costs for the current fiscal year.
For the fiscal year ended September 30, 2018, the fund’s expense ratios were 0.43% for Investor Shares and 0.36% for Admiral Shares.
The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Multi-Cap Growth Funds.

2

CEO’s Perspective

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
October 18, 2018

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	17.76%	17.07%	13.67%
Russell 2000 Index (Small-caps)	15.24	17.12	11.07
Russell 3000 Index (Broad U.S. market)	17.58	17.07	13.46
FTSE All-World ex US Index (International)	2.13	10.18	4.51

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.22%	1.31%	2.16%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.35	2.24	3.54
FTSE Three-Month U. S. Treasury Bill Index	1.57	0.80	0.48

CPI
Consumer Price Index	2.28%	1.99%	1.52%

4

Advisor’s Report

For the fiscal year ended September 30, 2018, Vanguard Capital Opportunity Fund returned 21.03% for Investor Shares and 21.12% for Admiral Shares. The results were nearly identical to the 21.10% return of the fund’s benchmark, the Russell Midcap Growth Index. The fund’s results trailed the 23.04% average return of its multicapitalization growth fund competitors but exceeded the 17.91% return of the Standard & Poor’s 500 Index, which serves as a proxy for the broad market in the attribution discussion that follows.

Relative to the S&P 500, sector allocation added to results while stock selection detracted from them. Sector allocation benefited most significantly from the fund’s information technology overweight and consumer staples underweight. Within stock selection, unfavorable performance within consumer discretionary more than offset outperformance in industrials.

The investment environment

The fiscal year featured a strengthening U.S. economy and robust U.S. equity market returns. The American consumer remained upbeat given healthy gains in employment, real disposable personal income, and household net worth. Consumer confidence measures, in turn, climbed to historically elevated levels, including a notable recent uptick in sentiment from lower-income households.

On the corporate side, tax legislation in late 2017 catalyzed the best earnings growth since the immediate aftermath of the global financial crisis, and a broad deregulatory agenda helped usher business sentiment to decade-high levels. Various gauges of business activity registered consistent expansion throughout the year, and forward-looking indicators remained encouraging.

While the growth momentum in the U.S. economy ultimately translated into equity strength, the path was not linear. The equity market rose rapidly through late January on enthusiasm for the new federal tax law and consequent upgrades to forward earnings. But market volatility resurfaced in early 2018 as combative trade rhetoric and the regulatory scrutiny of key technology companies escalated. The market corrected lower by more than 10% and largely hovered at those subdued levels for several months. The undeniable fitness of the underlying economy, coupled with key trade resolutions, returned the equity markets to record-setting territory by late August.

Cyclical sectors led the way during the fiscal year, with information technology returning 38% and consumer discretionary returning 35%, while defensive sectors generally underperformed the market averages.

Outlook for U.S. equities

As we look beyond the reporting period, we remain cautiously optimistic. This calendar year’s above-trend GDP growth and exceptional corporate earnings growth will likely decelerate next year, but solid growth on both fronts should endure. The S&P 500’s forward price/earnings (P/E) valuation (16.8 times) sits slightly above its 25-year historical average (16.1 times), while financial conditions remain fairly accommodative despite rising U.S.

5

Treasury yields and a strengthening U.S. dollar. The market’s valuation is thus reasonable overall in our view.

Our largest sector positions continue to be in information technology, health care, and industrials, where we believe our holdings enjoy a combination of strong secular growth, improved industry dynamics, and sensible valuations.

As the fiscal year closed, domestic strength increasingly contrasted with signs of emerging weakness abroad. While U.S. outperformance in this scenario is neither unprecedented nor alarming given superior fundamentals, synchronous global growth is a better environment for U.S. equities. And yet the markets are sounding early warnings, particularly in China, where deteriorating U.S.-China relations have contributed to a slumping equity market and a beleaguered yuan.

The risk of broader trade-induced tumult has diminished somewhat with each preliminary trade agreement announced by the Trump administration, but these developments focus the attention on China, the original and largest target of trade ire. As we have indicated, we are still hopeful that trade-inspired economic and geopolitical risks will continue to subside, even as we acknowledge few signs of progress in this specific dispute. We invest in many companies and industries, such as semiconductors and airlines, that maintain a cyclical bent. These companies rely heavily on international commerce and on global growth more broadly, and some are especially dependent on constructive U.S.-China relations.

Portfolio update

The portfolio maintains large overweight positions in information technology, health care, and industrial stocks. These sectors make up 75% of average assets compared with their 44% combined weighting in the S&P 500. The portfolio is roughly equal-weighted in consumer discretionary (11% versus 10%) and maintains an underweight position in all other sectors. Significant sector underweight positions include consumer staples, energy, financials, and telecommunication services. The fund also has limited or no exposure to several smaller sectors, including materials, real estate, and utilities.

Sector allocation was the primary driver of outperformance during the fiscal year. The fund maintained a large overweight position in information technology, the year’s best-performing sector, while underweight positions in multiple underperforming sectors also helped results, including consumer staples, financials, and utilities.

Stock selection was an overall detractor from relative results. Information technology featured many standout performers, including NetApp (+99%), Splunk (+82%), Adobe Systems (+81%), and NVIDIA (+58%), but negligible exposure to Apple (+49%) did detract. Health care selection was also a slight headwind as Alkermes (–17%) and Roche (–1%) more than offset strength from Illumina (+84%) and Eli Lilly (+29%).

Selection in industrials was a positive factor in relative results, though this largely stemmed from avoiding General

6

Electric’s 52% decline. Performance in the fund’s large airline holdings was mixed. Stock selection elsewhere was unfavorable in aggregate, primarily because of our limited exposure to Amazon (+108%) and Netflix (+106%).

As of September 30, 2018, the fund’s top ten holdings made up 33% of assets.

Advisor perspectives

Information technology has been a consistent source of outperformance for the fund. In recent years, our significant ownership in technology companies, particularly semiconductor stocks, has been an extraordinarily reliable driver of annual upside. Such trends tend not to persist indefinitely. That said, we continue to expect demand for semiconductors and software products—and technology and innovation in general—to outpace demand for goods and services more broadly. We also view the sector’s modest valuation premium (18.3 times forward P/E) as largely justified and not remotely similar to the valuation distortions of technology euphoria in previous eras.

As our assessment of company-level risk/reward evolves after years of outperformance, we have reduced several positions. And if fundamentals or sentiment were to shift after a strong multiyear run, we acknowledge the potential for performance reversion. But, importantly, our ownership is in companies, not sectors, and our conviction is in these companies’ immense opportunities in an increasingly technology-centric world. Our holdings thus continue to constitute a meaningful portfolio overweight.

In contrast to our technology holdings, our health care holdings have generally performed below our expectations in recent years, implying that the projected upside we envisioned from favorable demographics and company-level innovation remains intact. The airlines have also underper-formed of late and now trade at a roughly ten times forward P/E valuation despite continued growth in travel demand. Even as oil prices increase, the airlines’ substantial ongoing earnings power corroborates our contrarian view that this time can indeed be different.

Conclusion

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with long-term prospects we find to be materially better than market prices imply. This approach to stock selection, which drives portfolio composition and therefore sector allocation, often results in portfolios that bear little resemblance to market indexes, creating the possibility for lengthy periods of outperformance or underperformance. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

PRIMECAP Management Company October 22, 2018

7

Capital Opportunity Fund

Fund Profile
As of September 30, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VHCOX	VHCAX
Expense Ratio[1]	0.44%	0.37%
30-Day SEC Yield	0.70%	0.77%

Portfolio Characteristics
		Russell	DJ
		Midcap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	154	417	3,825
Median Market Cap	$53.2B	$15.3B	$73.9B
Price/Earnings Ratio	21.2x	26.5x	21.0x
Price/Book Ratio	4.0x	6.2x	3.1x
Return on Equity	15.4%	19.4%	14.9%
Earnings Growth Rate	12.8%	14.7%	8.5%
Dividend Yield	1.0%	0.8%	1.7%
Foreign Holdings	12.1%	0.0%	0.0%
Turnover Rate	10%	—	—
Short-Term Reserves	3.2%	—	—

Volatility Measures
	Russell	DJ
	Midcap	U.S. Total
	Growth	Market
	Index	FA Index
R-Squared	0.82	0.78
Beta	1.09	1.17
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Sector Diversification (% of equity exposure)
Fund
Consumer Discretionary	8.4%
Consumer Staples	0.0
Energy	1.0
Financials	6.1
Health Care	30.5
Industrials	18.4
Information Technology	35.6
Materials	0.0
Real Estate	0.0
Telecommunication Services	0.0
Utilities	0.0

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Ten Largest Holdings (% of total net assets)
Biogen Inc.	Biotechnology	4.5%
Eli Lilly & Co.	Pharmaceuticals	4.2
Amgen Inc.	Biotechnology	3.5
Southwest Airlines Co.	Airlines	3.4
Alphabet Inc.	Internet Software &
	Services	3.2
NetApp Inc.	Technology
	Hardware, Storage &
	Peripherals	3.0
Adobe Systems Inc.	Application Software	2.8
FedEx Corp.	Air Freight &
	Logistics	2.8
United Continental
Holdings Inc.	Airlines	2.7
BioMarin Pharmaceutical
Inc.	Biotechnology	2.7
Top Ten		32.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated January 25, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended September 30, 2018, the expense ratios were 0.43% for Investor Shares and 0.36% for Admiral Shares.

8

Capital Opportunity Fund

Investment Focus

9

Capital Opportunity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2008, Through September 30, 2018
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended September 30, 2018
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Capital Opportunity Fund*Investor
	Shares	21.03%	16.41%	14.78%	$39,691
• • • • • • • •	Russell Midcap Growth Index	21.10	13.00	13.46	35,347
– – – –	Multi-Cap Growth Funds Average	23.04	13.23	11.84	30,628
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	17.58	13.42	12.05	31,191
Multi-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Capital Opportunity Fund Admiral
Shares	21.12%	16.49%	14.86%	$199,881
Russell Midcap Growth Index	21.10	13.00	13.46	176,736
Dow Jones U.S. Total Stock Market
Float Adjusted Index	17.58	13.42	12.05	155,955

See Financial Highlights for dividend and capital gains information.

10

Capital Opportunity Fund

Fiscal-Year Total Returns (%): September 30, 2008, Through September 30, 2018

11

Capital Opportunity Fund

Financial Statements

Statement of Net Assets
As of September 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (96.9%)
Consumer Discretionary (8.2%)
*	CarMax Inc.	2,777,797	207,418
	Carnival Corp.	3,178,200	202,674
	Royal Caribbean Cruises
	Ltd.	1,549,700	201,368
	TJX Cos. Inc.	1,575,000	176,431
*,^	Tesla Inc.	614,366	162,666
*	Amazon.com Inc.	76,620	153,470
	Sony Corp. ADR	1,714,000	103,954
*	Norwegian Cruise Line
	Holdings Ltd.	1,290,200	74,096
*	Shutterfly Inc.	446,000	29,387
	Ross Stores Inc.	250,000	24,775
*	Ulta Beauty Inc.	85,700	24,178
	Gildan Activewear Inc.
	Class A	645,000	19,627
	Las Vegas Sands Corp.	319,000	18,926
	Tribune Media Co. Class A	459,000	17,639
	Marriott International Inc.
	Class A	131,300	17,335
	L Brands Inc.	540,000	16,362
*	Netflix Inc.	17,750	6,641
	Whirlpool Corp.	53,100	6,306
	Hilton Worldwide Holdings
	Inc.	76,333	6,166
	Restaurant Brands
	International Inc.	88,500	5,246
	Lowe’s Cos. Inc.	41,000	4,708
	Newell Brands Inc.	208,500	4,233
*	Ascena Retail Group Inc.	670,000	3,062
	CBS Corp. Class B	52,880	3,038
	Lions Gate Entertainment
	Corp. Class A	119,600	2,917
	Signet Jewelers Ltd.	41,036	2,705
	Lions Gate Entertainment
	Corp. Class B	110,200	2,568
	Entercom Communications
	Corp. Class A	274,659	2,170

*	tronc Inc.	112,600	1,839
*	Michael Kors Holdings Ltd. 3,500		240
			1,502,145
Energy (0.9%)
*,^	Transocean Ltd.	6,979,996	97,371
	Cabot Oil & Gas Corp.	1,260,550	28,388
	Pioneer Natural
	Resources Co.	152,550	26,573
*	Southwestern Energy Co. 3,000,000		15,330
	Hess Corp.	17,674	1,265
	EOG Resources Inc.	2,400	306
			169,233
Financials (5.9%)
*	E*TRADE Financial Corp. 3,956,229		207,267
	Charles Schwab Corp.	3,647,700	179,285
	Wells Fargo & Co.	3,206,000	168,507
	Northern Trust Corp.	1,155,151	117,976
	Discover Financial
	Services	1,439,688	110,064
	Bank of America Corp.	3,477,417	102,445
	JPMorgan Chase & Co.	827,836	93,413
	Citigroup Inc.	515,000	36,946
	CME Group Inc.	190,554	32,434
	Progressive Corp.	362,602	25,759
	Travelers Cos. Inc.	36,174	4,692
	Cboe Global Markets Inc.	41,100	3,944
	Moody’s Corp.	18,200	3,043
			1,085,775
Health Care (29.5%)
*	Biogen Inc.	2,331,100	823,601
	Eli Lilly & Co.	7,256,700	778,717
	Amgen Inc.	3,100,700	642,744
*	BioMarin Pharmaceutical
	Inc.	5,097,160	494,272
	Roche Holding AG	1,270,900	307,323
*	Alkermes plc	6,687,863	283,833
*	QIAGEN NV	7,147,500	270,747
	Novartis AG ADR	3,012,100	259,523
*	Boston Scientific Corp.	6,353,276	244,601

12

Capital Opportunity Fund

			Market
			Value•
		Shares	($000)
	Bristol-Myers Squibb Co.	3,347,300	207,800
*	Seattle Genetics Inc.	2,424,900	187,008
*	Illumina Inc.	505,800	185,659
	Thermo Fisher Scientific
	Inc.	578,764	141,265
*	Edwards Lifesciences
	Corp.	535,000	93,144
	PerkinElmer Inc.	953,000	92,698
	Abbott Laboratories	1,219,200	89,441
	Medtronic plc	879,000	86,467
	AstraZeneca plc ADR	1,960,000	77,557
*	Charles River Laboratories
	International Inc.	380,000	51,125
*	BeiGene Ltd.	2,366,000	31,644
	Zimmer Biomet Holdings
	Inc.	190,800	25,084
*	Waters Corp.	128,000	24,919
	Agilent Technologies Inc.	216,000	15,237
*	BeiGene Ltd. ADR	86,000	14,811
*	ImmunoGen Inc.	863,800	8,180
*,1	Siemens Healthineers AG	136,900	6,015
*	Cerner Corp.	9,400	605
			5,444,020
Industrials (17.9%)
	Southwest Airlines Co.	10,083,200	629,696
	FedEx Corp.	2,106,274	507,170
*	United Continental
	Holdings Inc.	5,608,300	499,475
	American Airlines Group
	Inc.	7,286,800	301,163
	Airbus SE	2,296,000	288,249
	Delta Air Lines Inc.	4,200,000	242,886
	Jacobs Engineering
	Group Inc.	2,181,519	166,886
*	JetBlue Airways Corp.	6,961,050	134,766
*	AECOM	3,354,830	109,569
	Caterpillar Inc.	530,100	80,835
	Rockwell Automation Inc.	342,600	64,244
	Textron Inc.	646,000	46,170
	Curtiss-Wright Corp.	331,000	45,486
	Ritchie Bros Auctioneers
	Inc.	1,222,282	44,161
	IDEX Corp.	240,800	36,279
	Old Dominion Freight
	Line Inc.	165,500	26,689
*	Ryanair Holdings plc ADR	265,000	25,451
	Union Pacific Corp.	100,000	16,283
	Spirit AeroSystems
	Holdings Inc. Class A	139,600	12,797
	Boeing Co.	32,000	11,901
*	TransDigm Group Inc.	6,700	2,494
*	Spirit Airlines Inc.	11,656	547
			3,293,197

Information Technology (34.5%)
	NetApp Inc.	6,499,600	558,251
*	Adobe Systems Inc.	1,903,500	513,850
	Microsoft Corp.	3,579,800	409,422
	Texas Instruments Inc.	3,460,450	371,272
*	Alibaba Group Holding
	Ltd. ADR	2,115,300	348,517
*	Splunk Inc.	2,569,698	310,702
*	Micron Technology Inc.	6,787,800	307,012
*	Alphabet Inc. Class C	249,598	297,888
*	Alphabet Inc. Class A	242,520	292,741
	NVIDIA Corp.	933,000	262,192
	Corning Inc.	6,410,850	226,303
*	Trimble Inc.	5,066,500	220,190
*	Flex Ltd.	15,630,302	205,070
	QUALCOMM Inc.	2,476,200	178,361
*,2	Descartes Systems
	Group Inc.	4,258,300	144,356
	Visa Inc. Class A	956,900	143,621
	ASML Holding NV	713,300	134,115
*	Cree Inc.	3,503,100	132,662
	KLA-Tencor Corp.	1,279,000	130,087
*	BlackBerry Ltd.	8,826,500	100,446
*	VMware Inc. Class A	616,600	96,227
^	Universal Display Corp.	652,390	76,917
	HP Inc.	2,683,200	69,146
	Intuit Inc.	255,000	57,987
	Hewlett Packard
	Enterprise Co.	3,329,865	54,310
*	Electronic Arts Inc.	450,000	54,220
	Entegris Inc.	1,781,000	51,560
*	PayPal Holdings Inc.	530,000	46,555
	Plantronics Inc.	741,600	44,718
*	Keysight Technologies Inc.	670,000	44,408
*	Dell Technologies Inc.
	Class V	415,006	40,305
	Telefonaktiebolaget LM
	Ericsson ADR	4,437,500	39,050
*	Nuance Communications
	Inc.	2,229,000	38,606
*	FormFactor Inc.	2,577,800	35,445
*	Altaba Inc.	491,800	33,501
	Analog Devices Inc.	348,200	32,195
	Jabil Inc.	1,175,000	31,819
*	eBay Inc.	832,300	27,483
	Apple Inc.	100,100	22,597
	Teradyne Inc.	593,900	21,962
	Mastercard Inc. Class A	97,800	21,771
*	salesforce.com Inc.	132,300	21,040
*	Facebook Inc. Class A	113,700	18,699
	DXC Technology Co.	198,300	18,545
	Western Digital Corp.	251,000	14,694
	Intel Corp.	290,000	13,714
*	Rambus Inc.	1,113,060	12,143

13

Capital Opportunity Fund

		Market
		Value•
	Shares	($000)
* Autodesk Inc.	55,000	8,586
Micro Focus International
plc ADR	438,010	8,094
Booz Allen Hamilton
Holding Corp. Class A	139,750	6,936
Oracle Corp.	62,500	3,222
Perspecta Inc.	99,150	2,550
* Arista Networks Inc.	1,100	292
		6,356,355
Real Estate (0.0%)
Equinix Inc.	1,200	520

Telecommunication Services (0.0%)
* T-Mobile US Inc.	22,900	1,607
* Sprint Corp.	215,800	1,411
		3,018
Total Common Stocks
(Cost $7,446,898)		17,854,263
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
[3,4] Vanguard Market
Liquidity Fund, 2.209%
(Cost $706,817)	7,068,303	706,830
Total Investments (100.7%)
(Cost $8,153,715)		18,561,093

		Amount
		($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard		943
Receivables for Investment Securities Sold 2,032
Receivables for Accrued Income		12,514
Receivables for Capital Shares Issued		5,928
Other Assets		370
Total Other Assets		21,787
Liabilities
Payables for Investment Securities
Purchased		(1,185)
Collateral for Securities on Loan		(117,441)
Payables for Investment Advisor		(10,491)
Payables for Capital Shares Redeemed		(3,916)
Payables to Vanguard		(13,372)
Other Liabilities		(2)
Total Liabilities		(146,407)
Net Assets (100%)		18,436,473

At September 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	6,451,850
Undistributed Net Investment Income	76,049
Accumulated Net Realized Gains	1,501,224
Unrealized Appreciation (Depreciation)
Investment Securities	10,407,378
Foreign Currencies	(28)
Net Assets	18,436,473

Investor Shares—Net Assets
Applicable to 27,215,016 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,064,856
Net Asset Value Per Share—
Investor Shares	$75.87

Admiral Shares—Net Assets
Applicable to 93,368,503 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,371,617
Net Asset Value Per Share—
Admiral Shares	$175.34

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $102,231,000.
1 Security exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be sold in
transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of this security represented 0.0% of net assets.
2 Considered an affiliated company of the fund as the fund
owns more than 5% of the outstanding voting securities of
such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
4 Includes $117,441,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Capital Opportunity Fund

Statement of Operations

Year Ended
September 30, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	168,470
Interest—Affiliated Issuers	8,575
Securities Lending—Net	2,188
Total Income	179,233
Expenses
Investment Advisory Fees—Note B	40,133
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,842
Management and Administrative—Admiral Shares	18,461
Marketing and Distribution—Investor Shares	288
Marketing and Distribution—Admiral Shares	602
Custodian Fees	391
Auditing Fees	32
Shareholders’ Reports and Proxy—Investor Shares	45
Shareholders’ Reports and Proxy—Admiral Shares	83
Trustees’ Fees and Expenses	23
Total Expenses	63,900
Net Investment Income	115,333
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,579,441
Investment Securities Sold—Affiliated Issuers	1,278
Foreign Currencies	191
Realized Net Gain (Loss)	1,580,910
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,542,013
Investment Securities—Affiliated Issuers	26,584
Foreign Currencies	(254)
Change in Unrealized Appreciation (Depreciation)	1,568,343
Net Increase (Decrease) in Net Assets Resulting from Operations	3,264,586
1 Dividends are net of foreign withholding taxes of $4,240,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Capital Opportunity Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,333	117,929
Realized Net Gain (Loss)	1,580,910	1,284,346
Change in Unrealized Appreciation (Depreciation)	1,568,343	2,020,787
Net Increase (Decrease) in Net Assets Resulting from Operations	3,264,586	3,423,062
Distributions
Net Investment Income
Investor Shares	(13,842)	(14,079)
Admiral Shares	(92,824)	(87,144)
Realized Capital Gain[1]
Investor Shares	(79,440)	(101,804)
Admiral Shares	(536,203)	(559,370)
Total Distributions	(722,309)	(762,397)
Capital Share Transactions
Investor Shares	(426,473)	(329,656)
Admiral Shares	518,196	(255,195)
Net Increase (Decrease) from Capital Share Transactions	91,723	(584,851)
Total Increase (Decrease)	2,634,000	2,075,814
Net Assets
Beginning of Period	15,802,473	13,726,659
End of Period[2]	18,436,473	15,802,473

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $16,130,000 and $10,182,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $76,049,000 and $70,754,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Capital Opportunity Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$65.51	$54.99	$50.25	$51.42	$44.57
Investment Operations
Net Investment Income	. 428[1]	.429[1]	.375	.349	.272
Net Realized and Unrealized Gain (Loss)
on Investments	12.957	13.136	7.090	.666	8.314
Total from Investment Operations	13.385	13.565	7.465	1.015	8.586
Distributions
Dividends from Net Investment Income	(. 449)	(. 370)	(. 299)	(. 308)	(. 072) [2]
Distributions from Realized Capital Gains	(2.576)	(2.675)	(2.426)	(1.877)	(1.664)
Total Distributions	(3.025)	(3.045)	(2.725)	(2.185)	(1.736)
Net Asset Value, End of Period	$75.87	$65.51	$54.99	$50.25	$51.42

Total Return[3]	21.03%	25.77%	15.20%	1.72%	19.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,065	$2,182	$2,134	$2,283	$2,793
Ratio of Total Expenses to Average Net Assets	0.43%	0.44%	0.45%	0.45%	0.47%
Ratio of Net Investment Income to
Average Net Assets	0.62%	0.73%	0.73%	0.65%	0.57%
Portfolio Turnover Rate	10%	9%	6%	7%	7%

1 Calculated based on average shares outstanding.
2 Fiscal 2013 dividends from net investment income include $.157 per share from a dividend received from ASML Holding NV. Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013. The reallocation had no impact on net assets, net asset values per share, or total returns.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Capital Opportunity Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$151.28	$127.00	$116.06	$118.79	$102.97
Investment Operations
Net Investment Income	1.103[1]	1.084[1]	.965	.916	.728
Net Realized and Unrealized Gain (Loss)
on Investments	29.937	30.333	16.366	1.504	19.185
Total from Investment Operations	31.040	31.417	17.331	2.420	19.913
Distributions
Dividends from Net Investment Income	(1.030)	(. 962)	(.791)	(. 816)	(. 251) [2]
Distributions from Realized Capital Gains	(5.950)	(6.175)	(5.600)	(4.334)	(3.842)
Total Distributions	(6.980)	(7.137)	(6.391)	(5.150)	(4.093)
Net Asset Value, End of Period	$175.34	$151.28	$127.00	$116.06	$118.79

Total Return[3]	21.12%	25.86%	15.28%	1.78%	19.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,372	$13,621	$11,593	$10,579	$10,051
Ratio of Total Expenses to Average Net Assets	0.36%	0.37%	0.38%	0.38%	0.40%
Ratio of Net Investment Income to
Average Net Assets	0.69%	0.80%	0.80%	0.72%	0.64%
Portfolio Turnover Rate	10%	9%	6%	7%	7%

1 Calculated based on average shares outstanding.
2 Fiscal 2013 dividends from net investment income include $.363 per share from a dividend received from ASML Holding NV. Subsequent to the payment of the fund’s dividend from net investment income in December 2012, the ASML dividend was reallocated to return of capital. The reallocation reduced the fund’s dividend from net investment income in December 2013. The reallocation had no impact on net assets, net asset values per share, or total returns.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Capital Opportunity Fund

Notes to Financial Statements

Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of

19

Capital Opportunity Fund

prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at September 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2018, the investment advisory fee represented an effective annual rate of 0.23% of the fund’s average net assets.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

20

Capital Opportunity Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2018, the fund had contributed to Vanguard capital in the amount of $943,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,221,032	633,231	—
Temporary Cash Investments	706,830	—	—
Total	17,927,862	633,231	—

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	53,881
Undistributed (Overdistributed) Net Investment Income	(3,372)
Accumulated Net Realized Gains (Losses)	(50,509)

21

Capital Opportunity Fund

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of accumulated net earnings (losses) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	131,812
Undistributed Long-Term Gains	1,457,651
Capital Loss Carryforwards	—
Net Unrealized Gains (Losses)	10,407,350

As of September 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,153,715
Gross Unrealized Appreciation	10,637,515
Gross Unrealized Depreciation	(230,137)
Net Unrealized Appreciation (Depreciation)	10,407,378

F. During the year ended September 30, 2018, the fund purchased $1,637,937,000 of investment securities and sold $2,322,867,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Year Ended September 30,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	303,860	4,350	278,625	4,772
Issued in Lieu of Cash Distributions	87,895	1,308	110,061	2,014
Redeemed	(818,228)	(11,752)	(718,342)	(12,285)
Net Increase (Decrease)—Investor Shares	(426,473)	(6,094)	(329,656)	(5,499)
Admiral Shares
Issued	1,124,125	6,979	1,019,007	7,552
Issued in Lieu of Cash Distributions	566,776	3,652	586,712	4,653
Redeemed	(1,172,705)	(7,300)	(1,860,914)	(13,446)
Net Increase (Decrease)—Admiral Shares	518,196	3,331	(255,195)	(1,241)

22

Capital Opportunity Fund

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Net				Sept. 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems
Group Inc.	119,186	—	2,758	1,282	26,646	—	—	144,356
Vanguard Market
Liquidity Fund	541,459	NA1	NA1	(4)	(62)	8,575	—	706,830
Total	660,645			1,278	26,584	8,575	—	851,186
1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no events or transactions occurred subsequent to
September 30, 2018, that would require recognition or disclosure in these financial statements.

23

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Capital Opportunity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Capital Opportunity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Capital Opportunity Fund

This information for the fiscal year ended September 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $648,389,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $122,796,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 84.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

25

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Capital Opportunity Fund Investor Shares
Periods Ended September 30, 2018
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	21.03%	16.41%	14.78%
Returns After Taxes on Distributions	19.79	15.18	13.83
Returns After Taxes on Distributions and Sale of Fund Shares	13.15	12.93	12.19

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended September 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Opportunity Fund	3/31/2018	9/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,121.67	$2.29
Admiral Shares	1,000.00	1,122.03	1.92
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.91	$2.18
Admiral Shares	1,000.00	1,023.26	1.83

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

29

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1110 112018

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
Your Fund’s After-Tax Returns.	25
About Your Fund’s Expenses.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Vanguard Strategic Small-Cap Equity Fund returned 16.13% for the 12 months ended September 30, 2018. It outpaced its benchmark, the MSCI US Small Cap 1750 Index, and finished well ahead of the average return of its small-capitalization core fund peers.

• The fund recorded positive results in 5 of the 11 industry sectors. Energy and information technology contributed most to relative returns, followed by consumer discretionary.

• Poor selection in health care, industrials, and materials hurt overall returns.

Total Returns: Fiscal Year Ended September 30, 2018
Total
Returns
Vanguard Strategic Small-Cap Equity Fund	16.13%
MSCI US Small Cap 1750 Index	15.06
Small-Cap Core Funds Average	11.86
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended September 30, 2018
Average
Annual Return
Strategic Small-Cap Equity Fund	12.19%
MSCI US Small Cap 1750 Index	12.27
Small-Cap Core Funds Average	10.23
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Strategic Small-Cap Equity Fund	0.29%	1.20%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year.
For the fiscal year ended September 30, 2018, the fund’s expense ratio was 0.29%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Small-Cap Core Funds.

2

CEO’s Perspective

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
October 18, 2018

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	17.76%	17.07%	13.67%
Russell 2000 Index (Small-caps)	15.24	17.12	11.07
Russell 3000 Index (Broad U.S. market)	17.58	17.07	13.46
FTSE All-World ex US Index (International)	2.13	10.18	4.51

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.22%	1.31%	2.16%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.35	2.24	3.54
FTSE Three-Month U. S. Treasury Bill Index	1.57	0.80	0.48

CPI
Consumer Price Index	2.28%	1.99%	1.52%

4

Advisor’s Report

For the 12 months ended September 30, 2018, Vanguard Strategic Small-Cap Equity Fund returned 16.13%. It outpaced its benchmark, the MSCI US Small Cap 1750 Index, and the average performance of its peer funds.

Investment environment

Global markets generally advanced during the period. U.S. stocks led the way as increasing profits and a strong economy outweighed investor concerns about rising interest rates, higher inflation, and trade tensions. Large-capitalization stocks had higher returns than small-caps, and growth stocks were ahead of value.

Emerging markets stocks were in retreat, under pressure from trade tensions as well as a rising dollar. Results in Europe and the Asia-Pacific region were muted in part because of these areas’ greater economic dependence on emerging markets.

The overall U.S. fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –1.22% for the 12 months. Yields rose and prices mostly declined as investors remained concerned about the threat of inflation and the possibility that the Federal Reserve would raise rates more aggressively.

The Fed did raise rates in September—its eighth increase since the current tightening cycle began—and signaled more hikes to come. Attention is now focused on the pace of future rate increases, with many analysts expecting one this December and three more in 2019.

Investment objective and strategy

Although we consider it important to understand how overall performance is affected by macro factors, our approach to investing focuses on specific fundamentals—not technical analysis of stock price movements. We compare stocks within industry groups to identify those we believe will outperform over time.

Our strict quantitative approach evaluates a stock’s attractiveness based on five key characteristics: high quality—healthy balance sheets and steady cash flow generation; effective management decisions with sound investment policies that favor internal over external funding; consistent earnings growth with the ability to grow earnings year after year; strong market sentiment with market confirmation of our view; and reasonable valuation focused on avoiding overpriced stocks.

Using these five themes, we generate a daily composite stock ranking, seeking to capitalize on market inefficiencies. We then monitor our portfolio based on those rankings and adjust when appropriate to maximize expected returns and minimize exposure to risks that our research indicates don’t improve returns (such as industry selection and other risks relative to the benchmark).

5

Our successes and shortfalls

Over the period, our sentiment model contributed significantly to relative performance; growth, quality, and management decisions also helped. Our valuation model detracted.

Holdings in five of the fund’s 11 industry sectors boosted relative performance, with energy, information technology, and consumer discretionary adding the most. Poor selection in health care, primarily in biotechnology and pharmaceuticals, hurt results. Selections in materials and industrials also detracted.

At the individual stock level, the largest contributions came from overweighted positions in Square, World Wrestling Entertainment, Inogen, Denbury Resources, and Match Group. Overweighted positions in Avis Budget Group, Nutrisystem, Sanderson Farms, First Solar, and Nektar Therapeutics hurt performance.

We believe that the Strategic Small-Cap Equity Fund offers a strong mix of stocks with attractive valuations and growth characteristics relative to its benchmark. Although we recognize that risk can reward or punish us over the near term, we believe that constructing a portfolio that emphasizes our key fundamentals through different market environments will benefit investors over the long term.

We thank you for your investment and look forward to the coming fiscal year.

Portfolio Managers:

James P. Stetler

Binbin Guo, Principal, Head of
Alpha Equity Investments

Vanguard Quantitative Equity Group

October 16, 2018

6

Strategic Small-Cap Equity Fund

Fund Profile
As of September 30, 2018

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		1750	Market
	Fund	Index	FA Index
Number of Stocks	314	1,707	3,825
Median Market Cap	$2.9B	$3.1B	$73.9B
Price/Earnings Ratio	17.7x	19.0x	21.0x
Price/Book Ratio	2.8x	2.3x	3.1x
Return on Equity	8.6%	8.2%	14.9%
Earnings Growth Rate	9.7%	8.9%	8.5%
Dividend Yield	1.2%	1.4%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	88%	—	—
Ticker Symbol	VSTCX	—	—
Expense Ratio[1]	0.29%	—	—
30-Day SEC Yield	1.03%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
Fund
Consumer Discretionary	13.1%
Consumer Staples	2.8
Energy	5.5
Financials	17.0
Health Care	14.9
Industrials	14.6
Information Technology	15.9
Materials	5.0
Real Estate	7.8
Telecommunication Services	0.7
Utilities	2.7

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	1750	Market
	Index	FA Index
R-Squared	0.96	0.67
Beta	1.05	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Booz Allen Hamilton	IT Consulting &
Holding Corp.	Other Services	0.8%
Haemonetics Corp.	Health Care Supplies	0.8
Encompass Health Corp. Health Care Facilities		0.8
Charles River
Laboratories	Life Sciences Tools &
International Inc.	Services	0.8
PBF Energy Inc.	Oil & Gas Refining &
	Marketing	0.8
Green Dot Corp.	Consumer Finance	0.7
World Wrestling	Movies &
Entertainment Inc.	Entertainment	0.7
Chemed Corp.	Health Care Services	0.7
Inogen Inc.	Health Care
	Equipment	0.7
CACI International Inc.	IT Consulting &
	Other Services	0.7
Top Ten		7.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the fiscal year ended September 30, 2018, the expense ratio was 0.29%.

7

Strategic Small-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2008, Through September 30, 2018
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended September 30, 2018
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Strategic Small-Cap Equity Fund*	16.13%	12.06%	12.19%	$31,576
• • • • • • • •	MSCI US Small Cap 1750 Index	15.06	11.23	12.27	31,824
– – – –	Small-Cap Core Funds Average	11.86	9.45	10.23	26,487
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	17.58	13.42	12.05	31,191
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

8

Strategic Small-Cap Equity Fund

Fiscal-Year Total Returns (%): September 30, 2008, Through September 30, 2018

9

Strategic Small-Cap Equity Fund

Financial Statements

Statement of Net Assets
As of September 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (13.0%)
	World Wrestling
	Entertainment Inc.
	Class A	147,546	14,272
*	Deckers Outdoor Corp.	112,413	13,330
*	Crocs Inc.	573,009	12,199
*,^	RH	90,490	11,855
	Tailored Brands Inc.	459,184	11,567
*	Weight Watchers
	International Inc.	150,671	10,847
*	Urban Outfitters Inc.	259,052	10,595
	Abercrombie & Fitch Co.	498,577	10,530
	BJ’s Restaurants Inc.	131,302	9,480
	Ruth’s Hospitality Group
	Inc.	297,928	9,400
	Bloomin’ Brands Inc.	465,185	9,206
	AMC Entertainment
	Holdings Inc. Class A	439,324	9,006
	New York Times Co.
	Class A	373,159	8,639
	PetMed Express Inc.	245,011	8,088
	American Eagle Outfitters
	Inc.	279,343	6,936
*	Cooper-Standard Holdings
	Inc.	55,426	6,650
	Winnebago Industries Inc.	192,229	6,372
*	Chegg Inc.	219,563	6,242
	Gannett Co. Inc.	621,383	6,220
*	Penn National Gaming Inc.	187,465	6,171
	Brinker International Inc.	130,125	6,081
*	Visteon Corp.	63,870	5,934
	MDC Holdings Inc.	155,424	4,597
*,^	Conn’s Inc.	120,856	4,272
*	MSG Networks Inc.	160,103	4,131
*	Planet Fitness Inc. Class A	73,167	3,953
*	G-III Apparel Group Ltd.	73,148	3,525
	Movado Group Inc.	83,930	3,517

	Dine Brands Global Inc.	43,139	3,508
	Churchill Downs Inc.	9,260	2,572
*	Shake Shack Inc. Class A	38,114	2,402
	Columbia Sportswear Co.	25,485	2,372
	Red Rock Resorts Inc.
	Class A	73,715	1,965
*	Stoneridge Inc.	66,031	1,962
	Oxford Industries Inc.	17,176	1,549
	Shoe Carnival Inc.	38,234	1,472
*	Vitamin Shoppe Inc.	144,346	1,443
*	Fossil Group Inc.	59,663	1,389
	Buckle Inc.	50,443	1,163
*	Burlington Stores Inc.	6,864	1,118
	Delphi Technologies plc	35,410	1,110
*	Hibbett Sports Inc.	46,692	878
*	Cavco Industries Inc.	3,381	855
			249,373
Consumer Staples (2.8%)
	Medifast Inc.	59,219	13,120
*	Boston Beer Co. Inc.
	Class A	37,903	10,897
	Cal-Maine Foods Inc.	174,093	8,409
	Ingles Markets Inc.
	Class A	111,946	3,834
	Calavo Growers Inc.	35,502	3,429
*	Performance Food Group
	Co.	86,504	2,881
*,^	National Beverage Corp.	16,856	1,966
*	USANA Health Sciences
	Inc.	15,778	1,902
*	United Natural Foods Inc.	52,208	1,564
	Energizer Holdings Inc.	21,082	1,236
*	Sprouts Farmers Market
	Inc.	40,540	1,111
*	Chefs’ Warehouse Inc.	25,595	930
	MGP Ingredients Inc.	11,288	892
*	Freshpet Inc.	23,481	862

10

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Central Garden & Pet Co.
	Class A	19,923	718
			53,751
Energy (5.4%)
	PBF Energy Inc. Class A	295,930	14,770
*	Whiting Petroleum Corp.	256,139	13,586
*	California Resources
	Corp.	274,100	13,302
*	Denbury Resources Inc.	2,134,326	13,233
*	W&T Offshore Inc.	1,237,482	11,929
	SM Energy Co.	365,752	11,532
*	ProPetro Holding Corp.	506,041	8,345
*	CONSOL Energy Inc.	70,130	2,862
	Arch Coal Inc. Class A	26,694	2,386
*	Renewable Energy Group
	Inc.	81,584	2,350
^	CVR Energy Inc.	43,794	1,761
*	Penn Virginia Corp.	20,470	1,649
	Mammoth Energy
	Services Inc.	48,807	1,420
*	Exterran Corp.	40,619	1,078
	Archrock Inc.	74,558	910
*	SEACOR Holdings Inc.	17,578	869
*	Par Pacific Holdings Inc.	38,112	777
*	REX American Resources
	Corp.	10,210	771
*	Carrizo Oil & Gas Inc.	29,019	731
			104,261
Financials (16.9%)
*	Green Dot Corp. Class A	161,351	14,331
	LPL Financial Holdings
	Inc.	201,940	13,027
	TCF Financial Corp.	515,415	12,272
	Synovus Financial Corp.	265,047	12,136
	Assured Guaranty Ltd.	285,549	12,059
*	MGIC Investment Corp.	870,459	11,586
	Universal Insurance
	Holdings Inc.	238,634	11,586
	American Equity
	Investment Life
	Holding Co.	321,886	11,382
	Primerica Inc.	91,655	11,049
*	NMI Holdings Inc.
	Class A	487,401	11,040
	International Bancshares
	Corp.	239,868	10,794
	Umpqua Holdings Corp.	514,585	10,703
	Cadence BanCorp
	Class A	406,032	10,606
	Walker & Dunlop Inc.	200,213	10,587
	BankUnited Inc.	283,570	10,038
*	Axos Financial Inc.	291,742	10,033
	Federal Agricultural
	Mortgage Corp.	128,668	9,287

	Kemper Corp.	110,821	8,915
	Evercore Inc. Class A	82,226	8,268
	Nelnet Inc. Class A	135,903	7,770
*	First BanCorp	839,698	7,641
	Washington Federal Inc.	231,428	7,406
	First Citizens BancShares
	Inc. Class A	15,799	7,146
	Cathay General Bancorp	165,460	6,857
	Legg Mason Inc.	214,649	6,703
	Radian Group Inc.	290,432	6,003
*	Enova International Inc.	179,673	5,175
	Webster Financial Corp.	87,590	5,164
*	Credit Acceptance Corp.	11,594	5,079
	Houlihan Lokey Inc.
	Class A	111,942	5,029
	Hancock Whitney Corp.	99,009	4,708
*	Flagstar Bancorp Inc.	145,693	4,585
	Greenhill & Co. Inc.	151,736	3,998
	BancorpSouth Bank	117,807	3,852
	BOK Financial Corp.	34,416	3,348
	Popular Inc.	63,349	3,247
	Virtu Financial Inc.
	Class A	155,333	3,177
	Hanover Insurance Group
	Inc.	21,117	2,605
*	Seacoast Banking Corp.
	of Florida	79,343	2,317
*	Western Alliance Bancorp	39,458	2,245
	FirstCash Inc.	25,436	2,086
	First Financial Bancorp	60,638	1,801
*	Ambac Financial Group
	Inc.	84,059	1,716
	Moelis & Co. Class A	29,126	1,596
*	EZCORP Inc. Class A	132,615	1,419
	First Interstate
	BancSystem Inc.
	Class A	21,202	950
	TrustCo Bank Corp. NY	60,090	511
			323,833
Health Care (14.8%)
*	Haemonetics Corp.	133,937	15,346
	Encompass Health Corp.	192,233	14,985
*	Charles River Laboratories
	International Inc.	110,515	14,869
	Chemed Corp.	44,151	14,110
*	Inogen Inc.	56,971	13,908
*	Myriad Genetics Inc.	276,760	12,731
*	Amedisys Inc.	96,476	12,056
*	Tenet Healthcare Corp.	397,070	11,301
	Bruker Corp.	322,117	10,775
*	STAAR Surgical Co.	217,410	10,436
*	REGENXBIO Inc.	137,154	10,355
*	Enanta Pharmaceuticals
	Inc.	118,453	10,123

11

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Vanda Pharmaceuticals
	Inc.	376,919	8,650
*	Veeva Systems Inc.
	Class A	79,373	8,641
*	ImmunoGen Inc.	905,546	8,576
*	Spectrum
	Pharmaceuticals Inc.	462,585	7,771
*	Tivity Health Inc.	225,632	7,254
*	WellCare Health Plans
	Inc.	22,244	7,129
*	Halozyme Therapeutics
	Inc.	388,055	7,051
*	PRA Health Sciences Inc.	58,240	6,417
*	Endo International plc	372,502	6,269
*	Integer Holdings Corp.	73,879	6,128
*	Sage Therapeutics Inc.	42,809	6,047
*	Nektar Therapeutics
	Class A	96,170	5,863
*	Acorda Therapeutics Inc.	253,940	4,990
*	Zogenix Inc.	91,330	4,530
*	Array BioPharma Inc.	279,142	4,243
*	PTC Therapeutics Inc.	86,620	4,071
*,^	Sorrento Therapeutics
	Inc.	812,751	3,576
*	CytomX Therapeutics Inc.	172,771	3,196
*	Novavax Inc.	1,660,380	3,121
*	Addus HomeCare Corp.	42,016	2,947
*	Genomic Health Inc.	38,823	2,726
*	Molina Healthcare Inc.	16,513	2,455
*	Natera Inc.	95,303	2,282
*	Medpace Holdings Inc.	33,884	2,030
	Ensign Group Inc.	49,648	1,883
*	GlycoMimetics Inc.	121,388	1,748
*	uniQure NV	36,076	1,313
*	Assertio Therapeutics Inc.	204,115	1,200
*	Amneal Pharmaceuticals
	Inc.	52,064	1,155
			284,257
Industrials (14.5%)
	GATX Corp.	151,330	13,104
*	Harsco Corp.	452,239	12,911
*	Continental Building
	Products Inc.	332,570	12,488
*	Generac Holdings Inc.	213,048	12,018
*	Axon Enterprise Inc.	168,848	11,554
*	Aerovironment Inc.	102,500	11,497
	SkyWest Inc.	192,743	11,353
*	FTI Consulting Inc.	154,887	11,336
	Terex Corp.	268,516	10,716
*	SPX Corp.	299,320	9,970
*	PGT Innovations Inc.	424,498	9,169
	Greenbrier Cos. Inc.	151,772	9,122
	ArcBest Corp.	184,692	8,967
*	Cimpress NV	65,482	8,945

*	Meritor Inc.	448,580	8,685
	Rush Enterprises Inc.
	Class A	214,461	8,430
*	TriNet Group Inc.	142,381	8,019
	Triton International Ltd.	239,371	7,964
	Global Brass & Copper
	Holdings Inc.	206,280	7,612
	Insperity Inc.	59,443	7,011
	H&E Equipment Services
	Inc.	178,661	6,750
	Graco Inc.	129,644	6,008
*	Echo Global Logistics Inc.	188,865	5,845
	Ennis Inc.	284,242	5,813
	Quad/Graphics Inc.	262,088	5,462
*	Vicor Corp.	115,286	5,303
	EMCOR Group Inc.	65,102	4,890
	HEICO Corp. Class A	61,325	4,630
	Comfort Systems USA
	Inc.	66,979	3,778
	Korn/Ferry International	68,665	3,381
*	SP Plus Corp.	92,213	3,366
*	Herc Holdings Inc.	53,534	2,741
	Simpson Manufacturing
	Co. Inc.	34,586	2,506
	McGrath RentCorp	40,216	2,191
	ACCO Brands Corp.	190,623	2,154
*	Atkore International Group
	Inc.	80,528	2,136
*	Clean Harbors Inc.	25,781	1,845
*	Avis Budget Group Inc.	51,263	1,648
*	Proto Labs Inc.	7,985	1,292
	Advanced Drainage
	Systems Inc.	38,684	1,195
*	SPX FLOW Inc.	21,330	1,109
*	XPO Logistics Inc.	8,665	989
	Kforce Inc.	21,790	819
*	NOW Inc.	45,233	749
			277,471
Information Technology (15.7%)
	Booz Allen Hamilton
	Holding Corp. Class A	316,184	15,692
*	CACI International Inc.
	Class A	74,399	13,701
*	Square Inc.	132,952	13,164
*	RingCentral Inc. Class A	134,661	12,530
*,^	Unisys Corp.	600,840	12,257
	ManTech International
	Corp. Class A	190,634	12,067
*,^	Match Group Inc.	204,820	11,861
*	Glu Mobile Inc.	1,568,622	11,686
*	Zebra Technologies Corp.	65,686	11,615
*	Hortonworks Inc.	497,475	11,347
*	ePlus Inc.	121,029	11,219

12

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
*	Advanced Micro Devices
	Inc.	350,789	10,836
*	Five9 Inc.	239,612	10,469
*	Apptio Inc. Class A	279,956	10,347
*	Appfolio Inc.	129,325	10,139
*	Pure Storage Inc. Class A	285,297	7,403
*	SolarEdge Technologies
	Inc.	193,497	7,285
*	Fitbit Inc. Class A	1,316,086	7,041
*	SMART Global Holdings
	Inc.	226,218	6,502
^	Ubiquiti Networks Inc.	64,943	6,420
	Plantronics Inc.	105,738	6,376
*	Aspen Technology Inc.	53,636	6,110
	Kulicke & Soffa Industries
	Inc.	241,431	5,756
	Science Applications
	International Corp.	67,821	5,466
	Jabil Inc.	195,387	5,291
*	Etsy Inc.	94,352	4,848
*	Anixter International Inc.	66,793	4,696
	Comtech
	Telecommunications
	Corp.	118,418	4,295
*	New Relic Inc.	39,914	3,761
	SYNNEX Corp.	44,164	3,741
*	Cree Inc.	92,437	3,501
*	Mellanox Technologies
	Ltd.	46,337	3,403
	TTEC Holdings Inc.	123,585	3,201
*	Plexus Corp.	53,429	3,126
*	Avid Technology Inc.	518,993	3,078
	MAXIMUS Inc.	42,952	2,794
*	Sykes Enterprises Inc.	78,044	2,380
	Versum Materials Inc.	63,422	2,284
*	First Solar Inc.	44,776	2,168
*,^	SunPower Corp. Class A	276,399	2,018
*	Cardtronics plc Class A	58,701	1,857
*	Infinera Corp.	228,421	1,667
*	Varonis Systems Inc.	20,796	1,523
*	Workiva Inc.	34,469	1,362
*	Virtusa Corp.	24,936	1,339
*	Amkor Technology Inc.	128,825	952
*	TTM Technologies Inc.	51,841	825
*	Alpha & Omega
	Semiconductor Ltd.	63,771	742
			302,141
Materials (5.0%)
*	Cleveland-Cliffs Inc.	944,834	11,962
	Louisiana-Pacific Corp.	395,414	10,475
	Domtar Corp.	193,215	10,080
	Greif Inc. Class A	163,026	8,748
	Boise Cascade Co.	236,662	8,709
	Huntsman Corp.	295,746	8,053

	Warrior Met Coal Inc.	296,296	8,012
*	AdvanSix Inc.	197,235	6,696
	Chemours Co.	164,576	6,491
	Schnitzer Steel Industries
	Inc.	158,871	4,298
	Mercer International Inc.	181,395	3,047
*	Alcoa Corp.	63,966	2,584
	United States Steel Corp.	66,169	2,017
	Carpenter Technology
	Corp.	27,466	1,619
*	Verso Corp.	46,371	1,561
	Ashland Global Holdings
	Inc.	11,439	959
			95,311
Real Estate (7.8%)
	Life Storage Inc.	129,290	12,303
	Ryman Hospitality
	Properties Inc.	138,530	11,937
	Xenia Hotels & Resorts
	Inc.	480,711	11,393
	Hospitality Properties
	Trust	377,134	10,877
	CoreSite Realty Corp.	95,791	10,646
	Pebblebrook Hotel Trust	286,717	10,428
	Rayonier Inc.	289,522	9,789
	National Health Investors
	Inc.	100,609	7,605
	MGM Growth Properties
	LLC Class A	243,743	7,188
	EastGroup Properties Inc.	65,404	6,254
	Chesapeake Lodging
	Trust	187,105	6,000
	Tier REIT Inc.	219,101	5,280
	Taubman Centers Inc.	71,221	4,261
	Ashford Hospitality Trust
	Inc.	637,176	4,072
	Uniti Group Inc.	201,492	4,060
	Chatham Lodging Trust	185,610	3,877
	Getty Realty Corp.	116,630	3,331
	Apple Hospitality REIT
	Inc.	165,951	2,902
*,^	Forestar Group Inc.	119,017	2,523
	One Liberty Properties
	Inc.	86,383	2,400
	DiamondRock Hospitality
	Co.	193,063	2,253
	Universal Health Realty
	Income Trust	26,888	2,001
	DDR Corp.	121,631	1,629
	CoreCivic Inc.	62,929	1,531
	Piedmont Office Realty
	Trust Inc. Class A	71,323	1,350
	Ramco-Gershenson
	Properties Trust	71,772	976

13

Strategic Small-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	New Senior Investment
	Group Inc.	133,092	785
	Lexington Realty Trust	93,002	772
	Hersha Hospitality Trust
	Class A	33,504	760
			149,183
Telecommunication Services (0.7%)
*	Vonage Holdings Corp.	538,378	7,624
*	Boingo Wireless Inc.	164,589	5,744
			13,368
Utilities (2.7%)
	Otter Tail Corp.	230,839	11,057
	NextEra Energy Partners
	LP	210,892	10,228
	PNM Resources Inc.	208,424	8,223
	IDACORP Inc.	68,843	6,831
*	Clearway Energy Inc.	245,842	4,733
	Hawaiian Electric
	Industries Inc.	114,138	4,062
	American States Water
	Co.	42,445	2,595
	Avista Corp.	36,549	1,848
	Unitil Corp.	25,180	1,282
	Chesapeake Utilities Corp.	6,689	561
			51,420
Total Common Stocks
(Cost $1,518,821)			1,904,369
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 2.209%	295,149	29,515

		Face
		Amount
		($000
U. S. Government and Agency Obligations (0.1%)
4	United States Treasury
	Bill, 2.078%, 11/15/18	450	449
4	United States Treasury
	Bill, 2.280%, 2/21/19	500	495
			944
Total Temporary Cash Investments
(Cost $30,458)			30,459
Total Investments (100.9%)
(Cost $1,549,279)			1,934,828

Amount
($000)
Other Assets and Liabilities (-0.9%)
Other Assets
Investment in Vanguard	99
Receivables for Investment Securities Sold	824
Receivables for Accrued Income	1,692
Receivables for Capital Shares Issued	2,269
Variation Margin Receivable—
Futures Contracts	27
Other Assets	75
Total Other Assets	4,986
Liabilities
Payables for Investment Securities
Purchased	(244)
Collateral for Securities on Loan	(20,777)
Payables for Capital Shares Redeemed	(962)
Payables to Vanguard	(732)
Other Liabilities	(202)
Total Liabilities	(22,917)
Net Assets (100%)
Applicable to 47,674,480 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,916,897
Net Asset Value Per Share	$40.21

At September 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,386,442
Undistributed Net Investment Income	11,290
Accumulated Net Realized Gains	133,690
Unrealized Appreciation (Depreciation)
Investment Securities	385,549
Futures Contracts	(74)
Net Assets	1,916,897

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $19,894,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.9% and 1.0%, respectively, of net assets.
2 Includes $20,777,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard
funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
4 Securities with a value of $657,000 have been segregated
as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

14

Strategic Small-Cap Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	131	11,140	(74)

See accompanying Notes, which are an integral part of the Financial Statements.

15

Strategic Small-Cap Equity Fund

Statement of Operations

Year Ended
September 30, 2018
($000)
Investment Income
Income
Dividends	21,500
Interest[1]	150
Securities Lending—Net	736
Total Income	22,386
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,211
Management and Administrative	3,416
Marketing and Distribution	322
Custodian Fees	24
Auditing Fees	34
Shareholders’ Reports and Proxy	59
Trustees’ Fees and Expenses	1
Total Expenses	5,067
Net Investment Income	17,319
Realized Net Gain (Loss)
Investment Securities Sold[1]	153,637
Futures Contracts	1,133
Realized Net Gain (Loss)	154,770
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	89,524
Futures Contracts	(306)
Change in Unrealized Appreciation (Depreciation)	89,218
Net Increase (Decrease) in Net Assets Resulting from Operations	261,307
1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $137,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Strategic Small-Cap Equity Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,319	21,050
Realized Net Gain (Loss)	154,770	88,982
Change in Unrealized Appreciation (Depreciation)	89,218	153,357
Net Increase (Decrease) in Net Assets Resulting from Operations	261,307	263,389
Distributions
Net Investment Income	(17,683)	(20,718)
Realized Capital Gain[1]	(92,040)	—
Total Distributions	(109,723)	(20,718)
Capital Share Transactions
Issued	359,541	443,863
Issued in Lieu of Cash Distributions	100,724	18,647
Redeemed	(367,708)	(382,969)
Net Increase (Decrease) from Capital Share Transactions	92,557	79,541
Total Increase (Decrease)	244,141	322,212
Net Assets
Beginning of Period	1,672,756	1,350,544
End of Period[2]	1,916,897	1,672,756
1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $18,625,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,290,000 and $12,550,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Strategic Small-Cap Equity Fund

Financial Highlights

For a Share Outstanding	Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.99	$31.45	$28.95	$30.91	$27.94
Investment Operations
Net Investment Income	. 373[1]	.462[1]	.494	.368	.277
Net Realized and Unrealized Gain (Loss)
on Investments	5.294	5.545	2.682	.349	3.201
Total from Investment Operations	5.667	6.007	3.176	.717	3.478
Distributions
Dividends from Net Investment Income	(. 394)	(. 467)	(. 340)	(. 246)	(. 232)
Distributions from Realized Capital Gains	(2.053)	—	(.336)	(2.431)	(.276)
Total Distributions	(2.447)	(.467)	(.676)	(2.677)	(.508)
Net Asset Value, End of Period	$40.21	$36.99	$31.45	$28.95	$30.91

Total Return[2]	16.13%	19.19%	11.14%	2.10%	12.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,917	$1,673	$1,351	$945	$545
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.34%	0.38%
Ratio of Net Investment Income to
Average Net Assets	0.99%	1.34%	1.78%	1.34%	0.96%
Portfolio Turnover Rate	88%	91%	89%	62%	64%
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund

Notes to Financial Statements

Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended September 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

19

Strategic Small-Cap Equity Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at September 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

20

Strategic Small-Cap Equity Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2018, the fund had contributed to Vanguard capital in the amount of $99,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,904,369	—	—
Temporary Cash Investments	29,515	944	—
Futures Contracts—Assets[1]	27	—	—
Total	1,933,911	944	—
1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	8,947
Undistributed (Overdistributed) Net Investment Income	(896)
Accumulated Net Realized Gains (Losses)	(8,051)

21

Strategic Small-Cap Equity Fund

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of accumulated net earnings (losses) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	22,362
Undistributed Long-Term Gains	123,017
Capital Loss Carryforwards	—
Net Unrealized Gains (Losses)	385,549

As of September 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,549,279
Gross Unrealized Appreciation	446,687
Gross Unrealized Depreciation	(61,138)
Net Unrealized Appreciation (Depreciation)	385,549

E. During the year ended September 30, 2018, the fund purchased $1,532,298,000 of investment securities and sold $1,530,502,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended September 30,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	9,482	12,829
Issued in Lieu of Cash Distributions	2,813	534
Redeemed	(9,846)	(11,084)
Net Increase (Decrease) in Shares Outstanding	2,449	2,279

G. Management has determined that no events or transactions occurred subsequent to September 30, 2018, that would require recognition or disclosure in these financial statements.

22

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Strategic Small-Cap Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Strategic Small-Cap Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

23

Special 2018 tax information (unaudited) for Vanguard Strategic Small-Cap Equity Fund

This information for the fiscal year ended September 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $80,843,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $13,910,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 55.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Strategic Small-Cap Equity Fund
Periods Ended September 30, 2018
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	16.13%	12.06%	12.19%
Returns After Taxes on Distributions	14.07	10.85	11.48
Returns After Taxes on Distributions and Sale of Fund Shares	10.28	9.25	9.97

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended September 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Strategic Small-Cap Equity Fund	3/31/2018	9/30/2018	Period
Based on Actual Fund Return	$1,000.00	$1,129.49	$1.55
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.61	1.47

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

30

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6150 112018

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisors’ Report.	5
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Vanguard Global Equity Fund returned 10.22% for the 12 months ended September 30, 2018, surpassing the 9.77% return of its benchmark index and the 8.70% average return of its peers.

• The advisors’ selections in North America and Europe outperformed those in the benchmark. Among countries, the fund’s South Korean and Japanese stocks were two of the leading underperformers.

• Seven of the fund’s 11 industry sectors contributed to performance relative to the benchmark, led by health care, financials, utilities, and energy.

• Information technology and industrials hindered relative performance the most.

• For the ten years ended September 30, the fund’s average annual return exceeded that of its benchmark index and its peer group.

Total Returns: Fiscal Year Ended September 30, 2018
Total
Returns
Vanguard Global Equity Fund	10.22%
MSCI All Country World Index	9.77
Global Funds Average	8.70
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended September 30, 2018
Average
Annual Return
Global Equity Fund	9.18%
MSCI All Country World Index	8.19
Global Funds Average	7.73
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Global Equity Fund	0.48%	1.18%

The fund expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year.
For the fiscal year ended September 30, 2018, the fund’s expense ratio was 0.48%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Global Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer October 18, 2018

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	17.76%	17.07%	13.67%
Russell 2000 Index (Small-caps)	15.24	17.12	11.07
Russell 3000 Index (Broad U.S. market)	17.58	17.07	13.46
FTSE All-World ex US Index (International)	2.13	10.18	4.51

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.22%	1.31%	2.16%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.35	2.24	3.54
FTSE Three-Month U. S. Treasury Bill Index	1.57	0.80	0.48

CPI
Consumer Price Index	2.28%	1.99%	1.52%

Advisors’ Report

For the fiscal year ended September 30, 2018, Vanguard Global Equity Fund returned 10.22%, outpacing its benchmark index and the average return of its peers. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It’s not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. Each advisor has also prepared a discussion of the investment environment that existed during the past year and its effect on portfolio positioning. These comments were prepared on October 18, 2018.

Marathon Asset Management LLP

Portfolio Managers:

Neil M. Ostrer,
Co-Head of Global Equity

William J. Arah,
Co-Head of Global Equity

Global equity markets continued to perform well over the 12 months, with the U.S. stock market setting the record for the longest bull run in history. However, concerns remained regarding geopolitical risk arising from trade wars, a rising dollar,

Vanguard Global Equity Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Marathon Asset Management	33	1,906	A long-term and contrarian investment
LLP			philosophy and process with a focus on
			industry capital cycle analysis and in-depth
			management assessment.
Baillie Gifford Overseas Ltd.	33	1,904	A long-term, active, bottom-up investment
			approach is used to identify companies that can
			generate above-average growth in earnings and
			cash flow.
Acadian Asset Management LLC	31	1,805	A quantitative, active, bottom-up investment
			process that combines stock and peer-group
			valuation to arrive at a return forecast for each
			of more than 40,000 securities in the global
			universe.
Cash Investments	3	154	These short-term reserves are invested by
			Vanguard in equity index products to simulate
			investment in stocks. Each advisor may also
			maintain a modest cash position.

and slowing global growth. Japan and the United States were particularly strong, outperforming the global benchmark.

At the stock level, not holding underper-forming General Electric helped relative returns the most. The multinational conglomerate’s weak performance from 2017 continued, as the stock fell 22% in the first six months of 2018 over concerns about its turnaround plan. Grubhub, an online food-ordering company, made strong gains after posting solid user growth and securing strategic partnerships. Other top performers included pharmaceutical giant Merck and cosmetics manufacturer Estée Lauder.

A negligible, underweight position in European holding British American Tobacco contributed to performance as the FDA moved to cut nicotine levels in cigarettes. Danish hearing aid specialists GN Store Nord and William Demant also contributed to relative returns. Conversely, not owning outperforming tech stocks such as Apple, Microsoft, and Netflix hurt performance, as did an underweight exposure to high-flying Amazon, which continues to surge in market share dominance and profitability.

By country, stock selection in North America hurt relative returns the most, followed by the impact of cash. Selection in Europe (particularly Denmark) and Japan helped performance, as did an underweight exposure to emerging markets.

There are large valuation disparities in the U.S. market. Cyclical sectors such as industrials and financials are seeing valuation compression as investors discount the late stage of the business cycle and higher interest rates. At the same time, a narrow group of “winner-takes-all” stocks is seen as immune to competitive threats and is experiencing rising valuations.

The disruptive nature of some of these business models is also causing valuations to compress in a wide swath of companies that are perceived as certain losers. These valuation disparities are creating investment opportunities. Markets may move higher to the extent that earnings continue to grow and valuation compression is seen as premature, but, given the late stage of the cycle, defensive positions may offer the best form of protection.

Baillie Gifford Overseas Ltd.

Portfolio Managers: Charles Plowden, Joint Senior Partner and Lead Portfolio Manager Spencer Adair, CFA, Partner and Investment Manager, Global Alpha Strategy Malcolm MacColl, Partner and Investment Manager, Global Alpha Strategy

Although global growth remains robust, notably driven by the U.S. economy, the market’s steady upward progression has stalled. Concerns over online privacy have had an impact on technology companies, and trade skirmishes have affected emerging markets.

We are fundamental, bottom-up, long-term investors. We observe these events, but we try not to become distracted. We own many high-profile technology companies, including Facebook, Amazon, Netflix, Alphabet, Baidu, Alibaba, and Tencent (indirectly via Naspers). In the first half of the year these stocks delivered revenue growth close to 40%, with many seeing acceleration from prior years and delivering higher margins. This secular growth can go on for many years as these companies disrupt traditional business models.

Strong long-term demand also can be seen in Asia, where a notable recent purchase was Ping An, a Chinese financial services company with a focus on insurance products. This is our third Asian insurance-oriented holding, along with Prudential and AIA. The long-term Asian insurance opportunity for these companies can be summarized as a middle-class population around six times the size of the G7 countries, but where spending on social welfare is only one-sixth of western levels.

Despite the secular opportunities, after a ten-year updraft in markets we continue to diversify away from stocks with very strong price momentum. We have reduced our exposure to Amazon three times as its share price has continued to rise. We have sold two semiconductor companies, NVIDIA and Samsung Electronics, where market prices suggest an extrapolation of recent very strong demand in what is still a cyclical industry.

One area we have been looking at for new ideas is the unloved mining industry. Companies, chastened after a spectacular decline in demand, have stopped spending on new projects, which should lead to better supply and demand, rising prices, and respectable returns. Our recent purchases include BHP Billiton (a diversified miner), Orica (mining explosives), and Albemarle (lithium mining).

As usual, there seems plenty to worry about. We don’t try to guess where the market is headed. We own companies that will grow over the long term. Diversification remains a key portfolio theme, and as new ideas appear, we will continue to ensure that a broad range of growth drivers will support performance.

Acadian Asset Management LLC

Portfolio Managers:

John R. Chisholm, CFA,
Co-Chief Executive Officer and
Co-Chief Investment Officer

Brendan O. Bradley, Ph.D.,
Senior Vice President and
Co-Chief Investment Officer

Global equities began the 12-month period on a solid note: Key markets rallied, widely spurred by solid corporate earnings and loose monetary policy as global economic growth became increasingly synchronized. Following a volatile start to 2018, global equities rebounded—though markets began absorbing the prospects for less synchronized growth toward the end of the period as the escalating trade war, geopolitical concerns, and global central bank tightening affected regions differently.

The portfolio remained focused on attractively valued stocks that appeared likely to rise in price based on earnings data, price characteristics, and quality. Key overweight positions, based on bottom-up stock selection, included Canada, South Korea, and the United States. The United Kingdom, Japan, and Switzerland were the biggest underweight positions. We focused our sector exposure on health care and information technology; financials and industrials were the largest underweight positions.

With regard to stock selection, the portfolio’s investments in Finland and the United States contributed most to returns; these were offset by holdings in South Korea and Japan. By country allocation, underweight positions in the United Kingdom and Switzerland yielded the biggest gains, while overweight positions in Canada and Turkey detracted. From a sector perspective, overweight positions in information technology and health care saw the strongest results. An underweight position in materials was less successful.

While the global economic expansion continues, risks have shifted to the downside because of growing protection-ism, populism, and polarization. Trade protectionism is arguably the greatest threat to global growth; in addition to the direct effects, the uncertain path of global free trade has unsettled investors and deterred capital expenditures.

The withdrawal of liquidity by global central banks, a strengthening U.S. dollar, and geopolitical issues are also influencing global growth prospects. Financial conditions will continue to tighten as central banks in developed markets, including the Federal Reserve, the Bank of England, and the European Central Bank, normalize monetary policy. The strengthening U.S. dollar has strained more vulnerable developing markets, particularly those with high U.S. dollar-denominated debt. Geopolitics remain a considerable risk as Russia, China, and North Korea seek greater influence in world affairs. Populist politics, particularly in Europe, continue to disrupt and challenge markets.

Future growth will depend on the extent of individual countries’ exposures to trade protectionism as well as other risks, including the withdrawal of supportive monetary policy and its effects on global economies.

Global Equity Fund

Fund Profile
As of September 30, 2018

Portfolio Characteristics
		MSCI All
		Country
	Fund	World Index
Number of Stocks	1,428	2,789
Median Market Cap	$27.1B	$59.2B
Price/Earnings Ratio	18.2x	17.2x
Price/Book Ratio	2.1x	2.3x
Return on Equity	13.7%	14.2%
Earnings Growth Rate	8.6%	8.6%
Dividend Yield	1.8%	2.3%
Turnover Rate	40%	—
Ticker Symbol	VHGEX	—
Expense Ratio[1]	0.48%	—
Short-Term Reserves	1.2%	—

Sector Diversification (% of equity exposure)
Fund
Consumer Discretionary	12.6%
Consumer Staples	8.4
Energy	5.7
Financials	19.3
Health Care	12.8
Industrials	11.6
Information Technology	21.7
Materials	5.1
Other	0.2
Real Estate	1.1
Telecommunication Services	0.8
Utilities	0.7

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Volatility Measures
MSCI All
Country
World Index
R-Squared	0.93
Beta	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Alphabet Inc.	Internet Software &
	Services	2.5%
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.7
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	1.2
Microsoft Corp.	Systems Software	1.2
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.1
Mastercard Inc.	Data Processing &
	Outsourced Services	1.0
Naspers Ltd.	Cable & Satellite	1.0
Anthem Inc.	Managed Health
	Care	0.9
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.9
Prudential plc	Life & Health
	Insurance	0.9
Top Ten		12.4%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratio shown is from the prospectus dated January 25, 2018, and represents estimated costs for the current fiscal year. For the fiscal year ended September 30, 2018, the expense ratio was 0.48%.

Global Equity Fund

Market Diversification (% of equity exposure)
		MSCI All
		Country
		World
	Fund	Index
Europe
United Kingdom	4.5%	5.4%
Germany	2.4	2.9
Switzerland	2.1	2.6
France	1.9	3.4
Netherlands	1.3	1.0
Sweden	1.3	0.8
Ireland	1.2	0.1
Denmark	1.1	0.5
Other	3.1	2.6
Subtotal	18.9%	19.3%
Pacific
Japan	6.8%	7.6%
Australia	1.9	2.1
South Korea	1.8	1.7
Hong Kong	1.4	1.1
Other	0.6	0.5
Subtotal	12.5%	13.0%
Emerging Markets
China	5.0%	3.2%
Taiwan	1.7	1.4
South Africa	1.4	0.7
India	1.2	0.9
Brazil	1.2	0.7
Other	2.8	2.1
Subtotal	13.3%	9.0%
North America
United States	50.2%	55.2%
Canada	4.6	3.0
Subtotal	54.8%	58.2%
Middle East
Other	0.5%	0.5%

Global Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2008, Through September 30, 2018
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended September 30, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Global Equity Fund*	10.22%	9.90%	9.18%	$24,061

• • • • • • • • MSCI All Country World Index	9.77	8.67	8.19	21,969
Global Funds Average	8.70	7.83	7.73	21,048
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Global Equity Fund

Fiscal-Year Total Returns (%): September 30, 2008, Through September 30, 2018

Global Equity Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of September 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		102,544	1.8%

Austria †		13,041	0.2%

Belgium †		4,083	0.1%

Brazil †		65,187	1.1%

Canada
Toronto-Dominion Bank	469,338	28,520	0.5%
Bank of Montreal	335,600	27,682	0.5%
Fairfax Financial Holdings Ltd.	46,430	25,225	0.4%
Canada—Other †		177,575	3.1%
		259,002	4.5%

Chile †		7,109	0.1%

China
* Alibaba Group Holding Ltd. ADR	232,688	38,338	0.7%
Ping An Insurance Group Co. of China Ltd.	2,912,500	29,504	0.5%
* Baidu Inc. ADR	114,013	26,072	0.4%
PetroChina Co. Ltd.	27,582,000	22,325	0.4%
CNOOC Ltd.	10,600,000	20,989	0.4%
China Petroleum & Chemical Corp.	20,144,000	20,240	0.3%
Industrial & Commercial Bank of China Ltd.	19,956,000	14,570	0.2%
Agricultural Bank of China Ltd.	18,804,000	9,222	0.2%
Kunlun Energy Co. Ltd.	2,886,000	3,359	0.1%
China Shenhua Energy Co. Ltd.	1,385,500	3,155	0.1%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China Resources Cement Holdings Ltd.	1,434,000	1,668	0.0%
Angang Steel Co. Ltd.	512,000	457	0.0%
China Telecom Corp. Ltd. ADR	6,955	344	0.0%
Dah Chong Hong Holdings Ltd.	369,000	143	0.0%
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	82	0.0%
China—Other †		85,768	1.5%
		276,236	4.8%
Colombia †		6,561	0.1%
Czech Republic †		1,380	0.0%
Denmark †		59,919	1.0%
Finland
Neste Oyj	323,657	26,678	0.5%
Finland—Other †		11,980	0.2%
		38,658	0.7%
France †		101,764	1.8%
Germany
SAP SE	320,679	39,432	0.7%
Germany—Other †		91,205	1.6%
		130,637	2.3%
Greece †		6,239	0.1%
Hong Kong
AIA Group Ltd.	4,398,400	39,220	0.7%
Hong Kong—Other †		40,890	0.7%
		80,110	1.4%
Hungary †		2,638	0.0%
India
ICICI Bank Ltd.	6,618,394	27,936	0.5%
India—Other †		38,821	0.7%
		66,757	1.2%
Indonesia †		4,132	0.1%
Ireland
CRH plc	827,632	27,085	0.5%
§ Ireland—Other †		41,815	0.7%
		68,900	1.2%
Israel †		29,120	0.5%
Italy †		42,984	0.7%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Japan
MS&AD Insurance Group Holdings Inc.	1,029,200	34,379	0.6%
Japan—Other †		337,896	5.9%
		372,275	6.5%
Kenya †		806	0.0%
Malaysia
Tenaga Nasional Bhd.	6,863,900	25,664	0.4%
Malaysia—Other †		4,990	0.1%
		30,654	0.5%

[1]Mexico †		20,793	0.4%
Netherlands
Unilever NV	461,147	25,651	0.5%
1 Netherlands—Other †		48,261	0.8%
		73,912	1.3%
New Zealand †		1,966	0.0%
Norway †		36,287	0.6%
Other †
2 Vanguard FTSE Emerging Markets ETF	514,464	21,093	0.4%
Peru †		1,012	0.0%
Philippines †		1,405	0.0%
Poland †		7,930	0.1%
Portugal †		2,784	0.1%
Qatar †		1,656	0.0%
Russia †		43,591	0.8%
Singapore †		26,908	0.5%
South Africa
Naspers Ltd.	259,353	55,851	1.0%
South Africa—Other †		24,388	0.4%
		80,239	1.4%
South Korea
SK Hynix Inc.	396,933	26,260	0.5%
South Korea—Other †		74,878	1.3%
		101,138	1.8%

[1]Spain †		32,821	0.6%

Global Equity Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Sweden †		71,429	1.2%

Switzerland †		116,868	2.0%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	999,506	44,138	0.8%
Taiwan—Other †		48,298	0.8%
		92,436	1.6%

Thailand †		22,487	0.4%

Turkey †		13,191	0.2%

United Arab Emirates †		1,308	0.0%

United Kingdom
Prudential plc	2,312,827	53,029	0.9%
1 United Kingdom—Other †		188,912	3.3%
		241,941	4.2%
United States
Consumer Discretionary
* Amazon.com Inc.	49,741	99,631	1.7%
Home Depot Inc.	174,951	36,241	0.7%
Consumer Discretionary—Other †		208,764	3.6%
		344,636	6.0%
Consumer Staples
Procter & Gamble Co.	548,128	45,621	0.8%
PepsiCo Inc.	335,016	37,455	0.6%
Estee Lauder Cos. Inc. Class A	196,219	28,515	0.5%
Coca-Cola Co.	588,392	27,178	0.5%
Consumer Staples—Other †		113,802	2.0%
		252,571	4.4%
Energy
Apache Corp.	955,894	45,567	0.8%
Energy—Other †		32,412	0.5%
		77,979	1.3%
Financials
* Berkshire Hathaway Inc. Class B	289,927	62,076	1.1%
Moody’s Corp.	231,886	38,771	0.7%
* Markel Corp.	24,334	28,921	0.5%
Travelers Cos. Inc.	213,704	27,719	0.5%
US Bancorp	470,632	24,854	0.4%
Financials—Other †		220,963	3.8%
		403,304	7.0%
Health Care
Anthem Inc.	195,945	53,699	0.9%
Johnson & Johnson	333,030	46,015	0.8%
* Waters Corp.	191,208	37,224	0.7%
* WellCare Health Plans Inc.	114,675	36,752	0.6%
Humana Inc.	98,953	33,498	0.6%
Merck & Co. Inc.	457,241	32,437	0.6%

Global Equity Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
* Myriad Genetics Inc.		634,017	29,165	0.5%
* Mettler-Toledo International Inc.		42,342	25,785	0.5%
* Charles River Laboratories International Inc.		186,297	25,064	0.4%
Health Care—Other †			273,295	4.7%
			592,934	10.3%
Industrials
CH Robinson Worldwide Inc.		255,079	24,977	0.4%
§ Industrials—Other †			201,468	3.5%
			226,445	3.9%
Information Technology
* Alphabet Inc. Class A		60,236	72,710	1.3%
Apple Inc.		310,177	70,019	1.2%
Microsoft Corp.		611,805	69,972	1.2%
* Alphabet Inc. Class C		56,557	67,499	1.2%
Mastercard Inc. Class A		271,704	60,484	1.0%
Oracle Corp.		784,166	40,432	0.7%
Visa Inc. Class A		235,522	35,349	0.6%
* Facebook Inc. Class A		197,552	32,489	0.6%
* GrubHub Inc.		215,678	29,897	0.5%
Information Technology—Other †			256,688	4.4%
			735,539	12.7%
Materials
Praxair Inc.		185,900	29,880	0.5%
Materials—Other †			74,874	1.3%
			104,754	1.8%

Real Estate †			27,432	0.5%

Telecommunication Services †			5,195	0.1%

Utilities †			105	0.0%
			2,770,894	48.0%
Total Common Stocks (Cost $4,294,061)			5,554,825	96.3%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.209%	2,562,926	256,293	4.5%

6U.S. Government and Agency Obligations †			7,970	0.1%
Total Temporary Cash Investments (Cost $264,273)			264,263	4.6%[3]
[7]Total Investments (Cost $4,558,334)			5,819,088	100.9%
Other Assets and Liabilities
Other Assets [8]			76,156	1.3%
Liabilities [5]			(126,192)	(2.2%)
			(50,036)	(0.9%)
Net Assets			5,769,052	100.0%

Global Equity Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	5,541,702
Affiliated Issuers	277,386
Total Investments in Securities	5,819,088
Investment in Vanguard	294
Receivables for Investment Securities Sold	51,139
Receivables for Accrued Income	12,492
Receivables for Capital Shares Issued	1,378
Unrealized Appreciation—Forward Currency Contracts	20
Other Assets [8]	10,833
Total Assets	5,895,244
Liabilities
Payables for Investment Securities Purchased	49,988
Collateral for Securities on Loan	62,988
Payables to Investment Advisor	3,452
Payables for Capital Shares Redeemed	2,930
Payables to Vanguard	6,294
Variation Margin Payable—Futures Contracts	26
Unrealized Depreciation—Forward Currency Contracts	514
Total Liabilities	126,192
Net Assets	5,769,052

Global Equity Fund

At September 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,152,240
Undistributed Net Investment Income	40,244
Accumulated Net Realized Gains	314,759
Unrealized Appreciation (Depreciation)
Investment Securities	1,260,754
Futures Contracts	1,852
Forward Currency Contracts	(494)
Foreign Currencies	(303)
Net Assets	5,769,052
Applicable to 176,845,843 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,769,052
Net Asset Value Per Share	$32.62

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
§ Certain of the fund’s securities are valued using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $24,315,000, representing 0.4% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.6% and 2.3%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $62,988,000 of collateral received for securities on loan.
6 Securities with a value of $6,282,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $58,094,000.
8 Cash of $430,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	578	84,359	221
Dow Jones EURO STOXX 50 Index	December 2018	469	18,444	252
Topix Index	December 2018	79	12,637	1,024
FTSE 100 Index	December 2018	129	12,588	320
S&P ASX 200 Index	December 2018	48	5,373	35
				1,852

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/28/18	EUR	15,672	USD	18,411	(70)
Toronto-Dominion Bank	12/28/18	GBP	9,413	USD	12,527	(202)
BNP Paribas	12/18/18	JPY	1,370,906	USD	12,389	(242)
Morgan Stanley Capital Services LLC	12/27/18	AUD	7,329	USD	5,290	12
BNP Paribas	12/27/18	AUD	56	USD	40	—
JPMorgan Chase Bank, N.A.	12/18/18	USD	455	JPY	50,430	8
						(494)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Operations

Year Ended
September 30, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	100,041
Dividends—Affiliated Issuers	271
Interest—Unaffiliated Issuers	109
Interest—Affiliated Issuers	3,308
Securities Lending—Net	758
Total Income	104,487
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,483
Performance Adjustment	1,289
The Vanguard Group—Note C
Management and Administrative	10,990
Marketing and Distribution	822
Custodian Fees	690
Auditing Fees	45
Shareholders’ Reports and Proxy	97
Trustees’ Fees and Expenses	10
Total Expenses	27,426
Net Investment Income	77,061
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	385,505
Investment Securities Sold—Affiliated Issuers	797
Futures Contracts	12,198
Forward Currency Contracts	(2,175)
Foreign Currencies	(462)
Realized Net Gain (Loss)	395,863
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	77,070
Investment Securities—Affiliated Issuers	(2,689)
Futures Contracts	(749)
Forward Currency Contracts	169
Foreign Currencies	(150)
Change in Unrealized Appreciation (Depreciation)	73,651
Net Increase (Decrease) in Net Assets Resulting from Operations	546,575
1 Dividends are net of foreign withholding taxes of $5,600,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,061	62,864
Realized Net Gain (Loss)	395,863	258,346
Change in Unrealized Appreciation (Depreciation)	73,651	607,205
Net Increase (Decrease) in Net Assets Resulting from Operations	546,575	928,415
Distributions
Net Investment Income	(72,958)	(66,188)
Realized Capital Gain	—	—
Total Distributions	(72,958)	(66,188)
Capital Share Transactions
Issued	742,350	551,987
Issued in Lieu of Cash Distributions	67,815	61,674
Redeemed	(901,606)	(604,459)
Net Increase (Decrease) from Capital Share Transactions	(91,441)	9,202
Total Increase (Decrease)	382,176	871,429
Net Assets
Beginning of Period	5,386,876	4,515,447
End of Period[1]	5,769,052	5,386,876
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $40,244,000 and $40,145,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Financial Highlights

For a Share Outstanding	Year Ended September 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.98	$25.18	$22.85	$24.19	$21.94
Investment Operations
Net Investment Income	. 426[1]	.351[1]	.385	.373	.353
Net Realized and Unrealized Gain (Loss)
on Investments	2.618	4.823	2.350	(1.338)	2.255
Total from Investment Operations	3.044	5.174	2.735	(.965)	2.608
Distributions
Dividends from Net Investment Income	(. 404)	(. 374)	(. 405)	(. 375)	(. 358)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 404)	(. 374)	(. 405)	(. 375)	(. 358)
Net Asset Value, End of Period	$32.62	$29.98	$25.18	$22.85	$24.19

Total Return[2]	10.22%	20.85%	12.11%	-4.09%	11.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,769	$5,387	$4,515	$4,144	$4,531
Ratio of Total Expenses to Average Net Assets[3]	0.48%	0.48%	0.51%	0.57%	0.61%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.30%	1.61%	1.49%	1.45%
Portfolio Turnover Rate	40%	47%	45%	36%	45%

1 Calculated based on averages shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.05%, 0.08%, and 0.08%.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund

Notes to Financial Statements

Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The

Global Equity Fund

clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counter-party risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended September 30, 2018, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Global Equity Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at September 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during

Global Equity Fund

the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

B. The investment advisory firms Marathon Asset Management LLP, Baillie Gifford Overseas Ltd., and Acadian Asset Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Marathon Asset Management LLP, Baillie Gifford Overseas Ltd., and Acadian Asset Management LLC are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the year ended September 30, 2018, the aggregate investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before an increase of $1,289,000 (0.02%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2018, the fund had contributed to Vanguard capital in the amount of $294,000 representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Global Equity Fund

The following table summarizes the market value of the fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	601,326	2,182,605	—
Common Stocks—United States	2,770,660	234	—
Temporary Cash Investments	256,293	7,970	—
Futures Contracts—Liabilities[1]	(26)	—	—
Forward Currency Contracts—Assets	—	20	—
Forward Currency Contracts—Liabilities	—	(514)	—
Total	3,628,253	2,190,315	—
1 Represents variation margin on the last day of the reporting period.

E. At September 30, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forwards Contracts	—	20	20

Variation Margin Payable—Futures Contracts	(26)	—	(26)
Unrealized Depreciation—Forwards Contracts	—	(514)	(514)
Total Liabilities	(26)	(514)	(540)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	12,198	—	12,198
Forward Currency Contracts	—	(2,175)	(2,175)
Realized Net Gain (Loss) on Derivatives	12,198	(2,175)	10,023

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(749)	—	(749)
Forward Currency Contracts	—	169	169
Change in Unrealized Appreciation (Depreciation) on Derivatives	(749)	169	(580)

Global Equity Fund

F. Permanent differences between book-basis and tax-basis componets of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, distributions in connection with fund share redemptions, and tax expense on capital gains were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	24,257
Undistributed (Overdistributed) Net Investment Income	(4,004)
Accumulated Net Realized Gains (Losses)	(20,253)

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of accumulated net earnings (losses) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	58,834
Undistributed Long-Term Gains	314,241
Capital Loss Carryforwards (Non-expiring)	—
Net unrealized gains (losses)	1,249,440

The fund used capital loss carryforwards of $59,941,000 to offset taxable capital gains realized during the year ended September 30, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of September 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,570,404
Gross Unrealized Appreciation	1,452,645
Gross Unrealized Depreciation	(202,902)
Net Unrealized Appreciation (Depreciation)	1,249,743

Global Equity Fund

G. During the year ended September 30, 2018, the fund purchased $2,186,286,000 of investment securities and sold $2,281,156,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Year Ended September 30,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	23,286	20,587
Issued in Lieu of Cash Distributions	2,178	2,477
Redeemed	(28,299)	(22,721)
Net Increase (Decrease) in Shares Outstanding	(2,835)	343

I. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Net	Change			Sept. 30,
	2017		from	Realized	in Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets
ETF	17,276	56,916	51,235	814	(2,678)	271	—	21,093
Vanguard Market
Liquidity Fund	226,433	NA1	NA1	(17)	(11)	3,308	—	256,293
Total	243,709			797	(2,689)	3,579	—	277,386
1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no events or transactions occurred subsequent to September 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Global Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary and statement of assets and liabilities of Vanguard Global Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Global Equity Fund

This information for the fiscal year ended September 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $65,939,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 43.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $61,071,000 and foreign taxes paid of $6,705,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global Equity Fund
Periods Ended September 30, 2018
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	10.22%	9.90%	9.18%
Returns After Taxes on Distributions	9.91	9.54	8.79
Returns After Taxes on Distributions and Sale of Fund Shares	6.29	7.81	7.47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended September 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Equity Fund	3/31/2018	9/30/2018	Period
Based on Actual Fund Return	$1,000.00	$1,037.86	$2.40
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.71	2.38

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.47%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
CFA® is a registered trademark owned by CFA Institute.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1290 112018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended September 30, 2018: $145,000
Fiscal Year Ended September 30, 2017: $153,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2018: $9,734,277
Fiscal Year Ended September 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended September 30, 2018: $5,581,336
Fiscal Year Ended September 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended September 30, 2018: $347,985
Fiscal Year Ended September 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended September 30, 2018: $0
Fiscal Year Ended September 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2018: $347,985
Fiscal Year Ended September 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)

Common Stocks (96.3%)1
Australia (1.8%)
Aristocrat Leisure Ltd.	931,612	19,132
Qantas Airways Ltd.	4,185,755	17,841
Orica Ltd.	834,578	10,266
South32 Ltd.	3,204,920	9,007
* Atlassian Corp. plc Class A	91,221	8,770
BlueScope Steel Ltd.	501,995	6,157
Cleanaway Waste Management Ltd.	2,493,203	3,381
Coca-Cola Amatil Ltd.	369,500	2,605
ALS Ltd.	389,308	2,512
Alumina Ltd.	1,179,434	2,361
QBE Insurance Group Ltd.	272,685	2,190
Newcrest Mining Ltd.	137,170	1,926
Brambles Ltd.	231,163	1,821
GUD Holdings Ltd.	169,877	1,775
carsales.com Ltd.	157,222	1,643
BHP Billiton Ltd.	60,210	1,500
DuluxGroup Ltd.	254,008	1,408
Fairfax Media Ltd.	1,910,973	1,137
Caltex Australia Ltd.	50,213	1,085
Metcash Ltd.	432,726	938
Cochlear Ltd.	6,079	881
Domain Holdings Australia Ltd.	281,365	710
IPH Ltd.	162,810	709
Macquarie Group Ltd.	6,711	610
GWA Group Ltd.	256,643	579
Amcor Ltd.	47,949	474
Asaleo Care Ltd.	829,105	434
OZ Minerals Ltd.	40,015	270
Sigma Healthcare Ltd.	543,963	248
Flight Centre Travel Group Ltd.	1,701	65
* OM Holdings Ltd.	32,945	36
Adairs Ltd.	17,378	33
Grange Resources Ltd.	165,183	27
* Imdex Ltd.	14,789	13
		102,544
Austria (0.2%)
OMV AG	137,691	7,724
Erste Group Bank AG	44,913	1,865
Raiffeisen Bank International AG	52,442	1,509
Wienerberger AG	40,599	1,015
Oesterreichische Post AG	12,505	523
ANDRITZ AG	6,455	376
EVN AG	1,471	29
		13,041
Belgium (0.1%)
UCB SA	23,016	2,068
Anheuser-Busch InBev SA	23,015	2,015
		4,083
Brazil (1.1%)
Banco Bradesco SA Preference Shares	3,200,667	22,722
B3 SA - Brasil Bolsa Balcao	1,505,000	8,720
Petroleo Brasileiro SA Preference Shares	1,207,500	6,306
Porto Seguro SA	228,191	3,350
Petroleo Brasileiro SA ADR	224,696	2,712
Alpargatas SA Preference Shares	853,482	2,589
Natura Cosmeticos SA	351,626	2,471
IRB Brasil Resseguros S/A	149,100	2,453
TOTVS SA	328,300	2,040
MRV Engenharia e Participacoes SA	577,500	1,757
Itausa - Investimentos Itau SA Preference Shares	626,723	1,567
Cosan Ltd.	176,033	1,185

1

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
QGEP Participacoes SA	327,056	1,073
Cosan SA	123,700	993
Sul America SA	141,400	910
* Magnesita Refratarios SA	46,000	809
Embraer SA	124,167	610
SLC Agricola SA	36,900	557
EDP - Energias do Brasil SA	120,800	383
* Construtora Tenda SA	45,395	298
* LPS Brasil Consultoria de Imoveis SA	377,000	267
Tupy SA	52,900	266
* B2W Cia Digital	38,114	261
Transmissora Alianca de Energia Eletrica SA	52,300	259
FII BTG Pactual Corporate Office Fund	8,514	205
Banco do Estado do Rio Grande do Sul SA Preference Shares	48,200	179
* Eneva SA	23,700	78
Randon Participacoes SA Preference Shares	45,900	71
Cia Ferro Ligas da Bahia - Ferbasa Preference Shares	11,300	54
TPI - Triunfo Participacoes e Investimentos SA	114,000	35
Trisul SA	12,400	7
		65,187
Canada (4.5%)
Toronto-Dominion Bank	469,338	28,520
Bank of Montreal	335,600	27,682
Fairfax Financial Holdings Ltd. (Toronto Shares)	46,430	25,225
^ Canadian Imperial Bank of Commerce	261,001	24,456
Royal Bank of Canada	223,631	17,927
Fairfax Financial Holdings Ltd.	27,770	15,080
^ Barrick Gold Corp.	1,037,889	11,500
Ritchie Bros Auctioneers Inc. (New York Shares)	301,154	10,881
Canadian Natural Resources Ltd.	303,239	9,907
Brookfield Asset Management Inc. Class A	204,273	9,092
Constellation Software Inc.	12,000	8,825
* Shopify Inc.	50,606	8,323
Loblaw Cos. Ltd.	154,944	7,960
^ West Fraser Timber Co. Ltd.	111,029	6,319
Rogers Communications Inc. Class B	115,233	5,926
Gildan Activewear Inc.	147,288	4,481
Ritchie Bros Auctioneers Inc.	124,145	4,480
BRP Inc.	87,934	4,125
* Canfor Corp.	180,669	3,368
^ PrairieSky Royalty Ltd.	122,942	2,160
Parkland Fuel Corp.	59,500	2,000
* Great Canadian Gaming Corp.	55,396	1,986
^ Norbord Inc.	38,778	1,285
Maple Leaf Foods Inc.	50,100	1,205
Western Forest Products Inc.	696,500	1,138
* Interfor Corp.	74,500	1,103
Canaccord Genuity Group Inc.	193,200	1,032
Linamar Corp.	21,400	986
Boyd Group Income Fund	9,500	927
Canfor Pulp Products Inc.	48,500	918
Aecon Group Inc.	71,600	900
Colliers International Group Inc.	9,393	728
Enghouse Systems Ltd.	11,000	699
Empire Co. Ltd.	37,000	674
Cott Corp.	40,700	657
Cogeco Inc.	14,162	639
* ATS Automation Tooling Systems Inc.	33,500	623
Martinrea International Inc.	54,600	558
Boardwalk REIT	13,600	528
Quebecor Inc. Class B	22,400	449
North American Construction Group Ltd.	42,466	416
Morguard North American Residential REIT	30,100	373
Winpak Ltd.	10,100	373

2

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
* Viemed Healthcare Inc.	67,800	352
Husky Energy Inc.	18,400	323
AGF Management Ltd. Class B	57,886	274
Cascades Inc.	26,400	258
* International Petroleum Corp.	36,941	241
* Transat AT Inc. Class B	33,500	205
Wajax Corp.	9,500	192
* Aritzia Inc.	12,100	160
Rocky Mountain Dealerships Inc.	19,200	152
* Taseko Mines Ltd.	90,528	72
* CGI Group Inc. Class A	1,000	64
* Hardwoods Distribution Inc.	3,800	50
* Trisura Group Ltd.	2,300	49
Stuart Olson Inc.	10,500	46
Exco Technologies Ltd.	6,300	46
Polaris Infrastructure Inc.	3,800	34
* Conifex Timber Inc.	8,100	26
Reitmans Canada Ltd. Class A	7,400	24
		259,002
Chile (0.1%)
Quinenco SA	929,953	2,827
Cia Cervecerias Unidas SA	162,682	2,268
Enaex SA	60,161	833
* Cia Sud Americana de Vapores SA	25,726,522	821
Cia Cervecerias Unidas SA ADR	12,912	360
		7,109
China (4.8%)
* Alibaba Group Holding Ltd. ADR	232,688	38,338
Ping An Insurance Group Co. of China Ltd.	2,912,500	29,504
* Baidu Inc. ADR	114,013	26,072
PetroChina Co. Ltd.	27,582,000	22,325
CNOOC Ltd.	10,600,000	20,989
China Petroleum & Chemical Corp.	20,144,000	20,240
Industrial & Commercial Bank of China Ltd.	19,956,000	14,570
* 58.com Inc. ADR	193,807	14,264
Autohome Inc. ADR	167,708	12,982
* Ctrip.com International Ltd. ADR	332,016	12,341
* Meituan Dianping Class B	1,067,500	9,375
Agricultural Bank of China Ltd.	18,804,000	9,222
NetEase Inc. ADR	27,353	6,243
Tsingtao Brewery Co. Ltd.	1,270,000	5,957
Kingboard Holdings Ltd.	1,229,000	4,001
Want Want China Holdings Ltd.	4,189,557	3,524
Kunlun Energy Co. Ltd.	2,886,000	3,359
China Shenhua Energy Co. Ltd.	1,385,500	3,155
* China Biologic Products Holdings Inc.	33,742	2,699
China Mengniu Dairy Co. Ltd.	674,000	2,241
Tingyi Cayman Islands Holding Corp.	1,199,608	2,203
Yum China Holdings Inc.	59,886	2,103
Hengan International Group Co. Ltd.	224,415	2,062
* Li Ning Co. Ltd.	2,011,833	1,904
China Resources Cement Holdings Ltd.	1,434,000	1,668
China Shineway Pharmaceutical Group Ltd.	537,000	733
Ajisen China Holdings Ltd.	1,492,000	614
Road King Infrastructure Ltd.	324,000	555
Angang Steel Co. Ltd.	512,000	457
Sinotruk Hong Kong Ltd.	184,500	403
China Telecom Corp. Ltd. ADR	6,955	344
Valuetronics Holdings Ltd.	516,000	268
Shougang Fushan Resources Group Ltd.	1,154,000	256
Poly Property Group Co. Ltd.	643,000	226
China Yuchai International Ltd.	10,279	177

3

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Dah Chong Hong Holdings Ltd.	369,000	143
Asia Cement China Holdings Corp.	115,000	118
China Sanjiang Fine Chemicals Co. Ltd.	395,000	106
TCL Electronics Holdings Ltd.	210,000	100
West China Cement Ltd.	452,000	85
COSCO SHIPPING International Hong Kong Co. Ltd.	226,000	82
Overseas Chinese Town Asia Holdings Ltd.	148,000	51
Cabbeen Fashion Ltd.	137,000	43
HKC Holdings Ltd.	51,000	42
China Lilang Ltd.	42,000	39
Henan Jinma Energy Co. Ltd.	57,000	33
* Shanghai Prime Machinery Co. Ltd.	136,000	20
		276,236
Colombia (0.1%)
Ecopetrol SA ADR	119,271	3,212
Bancolombia SA ADR	54,732	2,283
Grupo Aval Acciones y Valores Preference Shares	1,830,372	720
Almacenes Exito SA	70,238	346
		6,561
Czech Republic (0.0%)
Komercni banka as	33,735	1,380

Denmark (1.0%)
H Lundbeck A/S	279,071	17,227
AP Moller - Maersk A/S Class B	7,818	10,983
* Genmab A/S	44,383	6,971
Novozymes A/S	94,341	5,175
Coloplast A/S Class B	41,765	4,267
GN Store Nord A/S	71,465	3,479
Vestas Wind Systems A/S	45,183	3,052
Novo Nordisk A/S Class B	55,985	2,635
* William Demant Holding A/S	67,446	2,532
Carlsberg A/S Class B	13,734	1,647
Royal Unibrew A/S	8,783	723
DSV A/S	2,899	263
Danske Bank A/S	9,343	245
* Ringkjoebing Landbobank A/S	4,158	220
Spar Nord Bank A/S	19,998	185
Rockwool International A/S Class B	395	169
Per Aarsleff Holding A/S	3,101	117
Columbus A/S	11,386	29
		59,919
Finland (0.7%)
Neste Oyj	323,657	26,678
Tikkurila Oyj	273,780	4,287
Sampo Oyj Class A	69,264	3,584
Wartsila OYJ Abp	43,976	856
Nokian Renkaat Oyj	19,424	795
Amer Sports Oyj	18,528	757
Orion Oyj Class B	12,087	457
Ramirent Oyj	54,118	437
Finnair Oyj	34,124	284
DNA Oyj	12,093	270
Kone Oyj Class B	3,613	193
Ahlstrom-Munksjo Oyj	3,137	60
		38,658
France (1.8%)
Pernod Ricard SA	122,063	20,020
Bureau Veritas SA	664,682	17,164
Peugeot SA	594,426	16,035
Legrand SA	137,848	10,051
TOTAL SA	102,516	6,666
L'Oreal SA	22,751	5,485
Nexity SA	87,040	4,811

4

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Airbus SE	21,530	2,703
Eurofins Scientific SE	3,865	2,199
BNP Paribas SA	31,265	1,915
^ STMicroelectronics NV ADR	78,098	1,432
Edenred	35,322	1,346
ArcelorMittal	37,256	1,157
Thales SA	8,089	1,149
Getlink	85,067	1,087
AXA SA	40,105	1,075
STMicroelectronics NV	56,003	1,025
Teleperformance	4,796	905
Eramet	6,818	720
JCDecaux SA	14,902	545
Elis SA	22,458	529
Kering SA	929	498
Ipsen SA	2,633	443
Neopost SA	13,276	403
Elis SA (London Shares)	14,337	339
L'Occitane International SA	186,194	334
Vicat SA	4,810	293
Imerys SA	3,796	280
LVMH Moet Hennessy Louis Vuitton SE	787	278
Kaufman & Broad SA	5,573	262
Hermes International	290	192
* Ubisoft Entertainment SA	798	86
Manitou BF SA	2,005	74
Savencia SA	845	64
* Cegedim SA	1,368	44
* Stallergenes Greer plc	1,088	39
AST Groupe SA	2,608	33
Fountaine Pajot SA	178	29
Voyageurs du Monde	176	28
GL Events	1,094	25
* GL Events Rights Exp. 10/08/2018	1,094	1
		101,764
Germany (2.3%)
SAP SE	320,679	39,432
Deutsche Lufthansa AG	993,029	24,373
Deutsche Boerse AG	105,744	14,139
Infineon Technologies AG	397,784	9,052
Henkel AG & Co. KGaA Preference Shares	56,588	6,635
Henkel AG & Co. KGaA	53,646	5,691
Software AG	96,306	4,385
Fresenius Medical Care AG & Co. KGaA	38,157	3,920
Kloeckner & Co. SE	264,120	3,050
Brenntag AG	36,914	2,276
BASF SE	23,890	2,120
adidas AG	8,385	2,051
Volkswagen AG Preference Shares	9,458	1,661
Bayerische Motoren Werke AG	16,980	1,530
Deutsche Telekom AG	93,838	1,511
Axel Springer SE	22,050	1,482
Stabilus SA	17,224	1,421
Symrise AG	11,665	1,064
CTS Eventim AG & Co. KGaA	23,637	1,060
MTU Aero Engines AG	2,449	552
Wirecard AG	2,252	487
TUI AG	25,148	483
Hannover Rueck SE	3,242	458
Bechtle AG	4,424	449
Gerresheimer AG	5,257	444
GEA Group AG	6,306	224
Siltronic AG	1,109	136
* zooplus AG	723	125

5

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Amadeus Fire AG	1,093	124
HeidelbergCement AG	1,449	113
Bauer AG	2,103	40
AT&S Austria Technologie & Systemtechnik AG	1,613	37
* Tom Tailor Holding SE	6,162	29
EDAG Engineering Group AG	1,250	25
Sto AG Preference Shares	217	23
CropEnergies AG	3,676	20
comdirect bank AG	1,177	15
		130,637
Greece (0.1%)
Grivalia Properties REIC AE	290,691	2,689
Fourlis Holdings SA	168,469	1,013
JUMBO SA	64,346	956
Motor Oil Hellas Corinth Refineries SA	35,911	939
* Alpha Bank AE	284,993	410
Hellenic Petroleum SA	19,568	171
Aegean Airlines SA	5,655	50
Intracom Holdings SA	8,616	11
		6,239
Hong Kong (1.4%)
AIA Group Ltd.	4,398,400	39,220
Jardine Matheson Holdings Ltd.	251,600	15,785
Sands China Ltd.	1,490,400	6,712
CK Hutchison Holdings Ltd.	466,800	5,373
HSBC Holdings plc	495,600	4,335
Stella International Holdings Ltd.	1,379,173	1,227
* Esprit Holdings Ltd.	5,084,714	1,221
Television Broadcasts Ltd.	404,600	1,149
CLP Holdings Ltd.	87,500	1,025
First Pacific Co. Ltd.	2,047,250	1,009
Hongkong & Shanghai Hotels Ltd.	683,700	958
Dairy Farm International Holdings Ltd.	62,000	558
Goodbaby International Holdings Ltd.	949,000	380
SmarTone Telecommunications Holdings Ltd.	209,194	279
Hysan Development Co. Ltd.	39,000	197
K Wah International Holdings Ltd.	334,000	158
New World Development Co. Ltd.	76,000	103
Oriental Watch Holdings	356,000	83
PC Partner Group Ltd.	162,000	80
Dah Sing Banking Group Ltd.	29,600	59
Texwinca Holdings Ltd.	136,823	54
Guoco Group Ltd.	3,000	50
Fountain SET Holdings Ltd.	252,000	34
Wing Tai Properties Ltd.	38,000	28
Get Nice Holdings Ltd.	546,000	17
* Orange Sky Golden Harvest Entertainment Holdings Ltd.	395,000	16
		80,110
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	244,907	2,638

India (1.2%)
ICICI Bank Ltd.	6,618,394	27,936
Housing Development Finance Corp. Ltd.	907,733	21,972
Oil & Natural Gas Corp. Ltd.	2,316,140	5,665
* Axis Bank Ltd.	420,952	3,563
Bharti Airtel Ltd.	254,772	1,190
JK Paper Ltd.	549,552	1,092
Shriram Transport Finance Co. Ltd.	62,097	986
* Vodafone Idea Ltd.	1,843,681	981
Bharat Petroleum Corp. Ltd.	181,492	937
Mphasis Ltd.	45,900	743
West Coast Paper Mills Ltd.	92,356	416
Mindtree Ltd.	20,753	296

6

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
	Persistent Systems Ltd.	21,788	237
	HIL Ltd.	6,611	190
*	WNS Holdings Ltd. ADR	3,284	167
*	Zensar Technologies Ltd.	18,475	72
	Sandur Manganese & Iron Ores Ltd.	4,531	67
*	National Fertilizers Ltd.	121,363	64
	Infinite Computer Solutions India Ltd.	8,872	57
	Andhra Sugars Ltd.	10,565	48
*	Vaibhav Global Ltd.	5,700	47
	DCM Shriram Ltd.	5,139	31
			66,757
Indonesia (0.1%)
	United Tractors Tbk PT	545,900	1,209
	Harum Energy Tbk PT	5,361,500	863
	Media Nusantara Citra Tbk PT	14,400,850	777
	Indo Tambangraya Megah Tbk PT	331,000	574
*	Energi Mega Persada Tbk PT	37,526,300	330
	Adaro Energy Tbk PT	1,774,900	218
	Bank CIMB Niaga Tbk PT	1,908,400	119
*	Indo-Rama Synthetics Tbk PT	115,000	42
			4,132
Ireland (1.2%)
	CRH plc	827,632	27,085
*	Ryanair Holdings plc ADR	200,974	19,302
	Bank of Ireland Group plc	2,252,087	17,222
*	ICON plc	17,162	2,639
	Paddy Power Betfair plc (London Shares)	12,061	1,019
	Irish Continental Group plc	165,753	1,002
	Paddy Power Betfair plc	7,403	631
*,§	Irish Bank Resolution Corp. Ltd.	122,273	—
			68,900
Israel (0.5%)
*	Check Point Software Technologies Ltd.	96,739	11,383
	Bank Leumi Le-Israel BM	1,316,674	8,677
	Bank Hapoalim BM	970,143	7,104
	First International Bank Of Israel Ltd.	22,888	517
*	Radware Ltd.	17,814	472
	Oil Refineries Ltd.	687,143	341
	Paz Oil Co. Ltd.	1,421	222
*	Nice Ltd. ADR	1,922	220
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,730	82
	Fox Wizel Ltd.	2,394	49
*	Ceragon Networks Ltd.	9,732	33
*	Amir Marketing & Investments in Agriculture Ltd.	2,900	20
			29,120
Italy (0.7%)
*	Fiat Chrysler Automobiles NV	1,284,392	22,463
	CNH Industrial NV	216,187	2,594
	Luxottica Group SPA ADR	37,918	2,582
	Eni SPA	130,832	2,466
*	Saipem SPA	299,022	1,837
	ERG SPA	84,083	1,711
	UniCredit SPA	110,025	1,651
	Piaggio & C SPA	570,337	1,302
	EXOR NV	18,925	1,263
	Davide Campari-Milano SPA	97,959	834
	Maire Tecnimont SPA	167,995	754
	Luxottica Group SPA	10,514	713
	Iren SPA	241,831	593
	Saras SPA	269,839	577
	Societa Iniziative Autostradali e Servizi SPA	29,438	435
	Intesa Sanpaolo SPA (Registered)	113,928	290
	Danieli & C Officine Meccaniche SPA	12,841	231

7

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
	Hera SPA	53,425	166
*	Fiera Milano SPA	29,726	150
*	Arnoldo Mondadori Editore SPA	78,340	136
	Falck Renewables SPA	41,576	89
	Reno de Medici SPA	60,029	67
*	Aeffe SPA	17,253	58
	Banca Finnat Euramerica SPA	59,070	22
			42,984
Japan (6.5%)
	MS&AD Insurance Group Holdings Inc.	1,029,200	34,379
	Sumitomo Mitsui Trust Holdings Inc.	510,100	20,989
	CyberAgent Inc.	354,600	18,871
	Olympus Corp.	464,600	18,129
	Secom Co. Ltd.	185,700	15,133
	SMC Corp.	46,300	14,819
	Daito Trust Construction Co. Ltd.	114,900	14,807
	Fujitsu Ltd.	205,400	14,633
	Advantest Corp.	631,500	13,347
	Tokio Marine Holdings Inc.	216,100	10,728
	Kao Corp.	132,100	10,671
	Persol Holdings Co. Ltd.	445,300	10,451
	Toyota Motor Corp.	159,600	9,944
	Rohm Co. Ltd.	131,700	9,635
	Sompo Holdings Inc.	212,200	9,042
	Kyocera Corp.	147,400	8,847
	KDDI Corp.	297,800	8,215
	Bridgestone Corp.	187,000	7,067
	Nihon Unisys Ltd.	268,600	6,928
*,^	LINE Corp.	163,700	6,897
	Kansai Paint Co. Ltd.	354,800	6,539
	Nippon Telegraph & Telephone Corp.	81,500	3,678
	Sohgo Security Services Co. Ltd.	81,000	3,559
	USS Co. Ltd.	182,000	3,379
	Sumitomo Mitsui Financial Group Inc.	76,600	3,083
	Hitachi Ltd.	84,000	2,855
	TIS Inc.	51,400	2,569
	Seven & i Holdings Co. Ltd.	57,600	2,568
	Dai-ichi Life Holdings Inc.	122,500	2,554
	West Japan Railway Co.	32,700	2,280
	East Japan Railway Co.	23,800	2,211
	Konami Holdings Corp.	54,000	2,114
	Japan Post Holdings Co. Ltd.	172,900	2,058
	Kirin Holdings Co. Ltd.	71,600	1,836
	NTT Data Corp.	117,400	1,625
	FUJIFILM Holdings Corp.	36,000	1,620
	Resona Holdings Inc.	277,700	1,559
	Bandai Namco Holdings Inc.	36,150	1,404
	Fuji Media Holdings Inc.	76,300	1,358
	Nissan Chemical Corp.	24,600	1,299
	EDION Corp.	115,700	1,294
	Mitsubishi Corp.	39,000	1,201
	Mitsubishi Estate Co. Ltd.	66,700	1,133
	Marui Group Co. Ltd.	43,400	1,071
	Mixi Inc.	44,500	1,067
	Sekisui Chemical Co. Ltd.	57,500	1,060
	K's Holdings Corp.	84,000	1,016
	NET One Systems Co. Ltd.	42,200	1,013
	Alfresa Holdings Corp.	37,800	1,013
	Round One Corp.	73,700	976
	Obayashi Corp.	102,200	968
	Maeda Corp.	72,400	956
	TDK Corp.	8,700	948
	Mizuho Financial Group Inc.	534,700	932
	Inpex Corp.	73,100	913

8

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
SCSK Corp.	18,900	893
Omron Corp.	21,100	892
NTT Urban Development Corp.	70,300	806
AEON Financial Service Co. Ltd.	37,800	783
Toray Industries Inc.	103,900	780
Meitec Corp.	16,200	779
ITOCHU Corp.	42,500	778
Ryohin Keikaku Co. Ltd.	2,600	773
Subaru Corp.	24,700	757
Mitsubishi Heavy Industries Ltd.	19,200	741
Casio Computer Co. Ltd.	43,900	718
Yamato Holdings Co. Ltd.	23,100	709
Daifuku Co. Ltd.	13,900	708
Tohoku Electric Power Co. Inc.	52,000	707
Tokyo Gas Co. Ltd.	28,700	706
Nippon Television Holdings Inc.	40,270	698
Daiwa House Industry Co. Ltd.	23,100	685
Toyo Suisan Kaisha Ltd.	17,600	683
Obic Co. Ltd.	7,200	681
Nomura Holdings Inc.	135,600	647
Fukuoka Financial Group Inc.	23,400	644
LIXIL Group Corp.	33,100	637
Matsumotokiyoshi Holdings Co. Ltd.	14,900	611
Suntory Beverage & Food Ltd.	14,300	606
Nomura Co. Ltd.	28,900	597
Bic Camera Inc.	42,800	595
Sumitomo Electric Industries Ltd.	37,300	585
NEC Corp.	21,100	583
Sawai Pharmaceutical Co. Ltd.	10,800	583
Isetan Mitsukoshi Holdings Ltd.	45,700	561
TechnoPro Holdings Inc.	9,000	559
Otsuka Holdings Co. Ltd.	10,900	550
Toyo Seikan Group Holdings Ltd.	26,200	544
Shimizu Corp.	59,300	541
Yamada Denki Co. Ltd.	106,000	536
* Renesas Electronics Corp.	81,900	513
SHO-BOND Holdings Co. Ltd.	6,300	509
Hoshizaki Corp.	4,800	497
Koshidaka Holdings Co. Ltd.	42,000	482
Ushio Inc.	35,100	481
Japan Airlines Co. Ltd.	12,800	460
Showa Corp.	29,300	450
Senko Group Holdings Co. Ltd.	51,700	430
Capcom Co. Ltd.	16,300	413
Tomy Co. Ltd.	38,500	396
Toyota Industries Corp.	6,600	391
Azbil Corp.	17,800	387
Gunze Ltd.	7,600	383
Kanematsu Corp.	24,400	367
Geo Holdings Corp.	23,800	360
T-Gaia Corp.	13,400	350
Sumitomo Dainippon Pharma Co. Ltd.	14,700	338
Kawai Musical Instruments Manufacturing Co. Ltd.	7,000	325
Sega Sammy Holdings Inc.	21,500	317
Mitsubishi Logistics Corp.	12,100	313
Nippon Suisan Kaisha Ltd.	47,000	306
Kose Corp.	1,600	305
Tokyo Electron Ltd.	2,200	303
ValueCommerce Co. Ltd.	13,300	290
Mandom Corp.	9,100	289
Nojima Corp.	13,100	287
Noritz Corp.	17,200	273
Duskin Co. Ltd.	11,000	268
Goldcrest Co. Ltd.	15,400	251

9

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
SoftBank Group Corp.	2,500	250
Hirata Corp.	3,400	245
Information Development Co.	15,900	242
Aeon Delight Co. Ltd.	6,600	241
Tamron Co. Ltd.	11,100	236
Kubota Corp.	13,900	236
Iwatani Corp.	6,600	235
Toyo Tanso Co. Ltd.	7,900	234
Onward Holdings Co. Ltd.	32,700	219
Happinet Corp.	12,000	211
* Tokyo Electric Power Co. Holdings Inc.	42,900	211
Arata Corp.	4,100	206
Kurabo Industries Ltd.	7,200	195
Tokyu Construction Co. Ltd.	20,100	194
Pasona Group Inc.	12,500	185
Keihin Corp.	8,900	184
Avant Corp.	11,500	173
Menicon Co. Ltd.	6,500	159
ASAHI YUKIZAI Corp.	6,500	155
Shinko Electric Industries Co. Ltd.	17,000	143
Internet Initiative Japan Inc.	6,800	138
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	135
Shimamura Co. Ltd.	1,400	133
Krosaki Harima Corp.	1,700	131
Tomoe Engineering Co. Ltd.	5,900	120
Sakai Chemical Industry Co. Ltd.	4,700	116
Zenrin Co. Ltd.	3,500	108
Shizuoka Gas Co. Ltd.	11,900	105
SKY Perfect JSAT Holdings Inc.	21,800	105
Maruwa Co. Ltd.	1,500	100
NSD Co. Ltd.	4,400	98
Kansai Electric Power Co. Inc.	6,200	94
Mitsubishi Research Institute Inc.	2,400	93
YAMABIKO Corp.	7,000	87
Central Sports Co. Ltd.	2,300	86
Feed One Co. Ltd.	44,800	84
Alpen Co. Ltd.	4,300	76
Jalux Inc.	3,000	75
Mochida Pharmaceutical Co. Ltd.	900	74
Kohnan Shoji Co. Ltd.	2,900	73
Komatsu Wall Industry Co. Ltd.	3,500	68
DTS Corp.	1,700	68
Imasen Electric Industrial	6,400	67
Nitto Kogyo Corp.	3,600	67
Airport Facilities Co. Ltd.	11,500	66
Kura Corp.	1,000	65
Nikon Corp.	3,300	62
* Ishihara Sangyo Kaisha Ltd.	4,000	61
Furuno Electric Co. Ltd.	4,500	59
Koatsu Gas Kogyo Co. Ltd.	6,900	59
* Grandy House Corp.	13,600	58
Seiko Holdings Corp.	2,000	56
Aeon Fantasy Co. Ltd.	1,500	56
Daito Pharmaceutical Co. Ltd.	1,800	56
Elematec Corp.	2,200	52
Mori Trust Sogo Reit Inc.	36	51
Cota Co. Ltd.	3,520	51
Mikuni Corp.	7,300	49
Asahi Diamond Industrial Co. Ltd.	6,900	49
Yuken Kogyo Co. Ltd.	2,300	49
Yamaya Corp.	1,800	48
Wakachiku Construction Co. Ltd.	3,300	48
Nihon Eslead Corp.	3,300	46
ASKA Pharmaceutical Co. Ltd.	3,300	45

10

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Atsugi Co. Ltd.	4,400	45
Nippon Chemiphar Co. Ltd.	1,100	45
Ichiken Co. Ltd.	2,200	44
Sinanen Holdings Co. Ltd.	1,700	44
Sankyo Tateyama Inc.	3,400	43
Shofu Inc.	3,500	42
Ohsho Food Service Corp.	600	42
Maruzen Showa Unyu Co. Ltd.	1,600	41
NJS Co. Ltd.	2,500	39
Proto Corp.	2,700	38
Maruka Machinery Co. Ltd.	2,000	38
Gurunavi Inc.	4,600	37
Valqua Ltd.	1,300	37
Hamakyorex Co. Ltd.	1,000	36
NuFlare Technology Inc.	700	36
Tachibana Eletech Co. Ltd.	2,100	36
Rion Co. Ltd.	1,600	35
Tigers Polymer Corp.	5,100	35
JK Holdings Co. Ltd.	4,700	34
Lonseal Corp.	1,900	34
Endo Lighting Corp.	4,400	34
Kyosan Electric Manufacturing Co. Ltd.	6,000	32
Taiko Bank Ltd.	1,500	30
Minori Solutions Co. Ltd.	2,200	29
Amiyaki Tei Co. Ltd.	700	28
Yushiro Chemical Industry Co. Ltd.	1,900	26
JVC Kenwood Corp.	9,200	26
Sawada Holdings Co. Ltd.	2,600	25
Natoco Co. Ltd.	2,100	22
San Holdings Inc.	900	22
Ainavo Holdings Co. Ltd.	2,500	22
Yaizu Suisankagaku Industry Co. Ltd.	2,200	22
Takano Co. Ltd.	400	4
		372,275
Kenya (0.0%)
East African Breweries Ltd.	438,897	806

Malaysia (0.5%)
Tenaga Nasional Bhd.	6,863,900	25,664
Malayan Banking Bhd.	777,000	1,838
Petronas Dagangan Bhd.	225,600	1,432
Supermax Corp. Bhd.	419,800	329
Hengyuan Refining Co. Bhd.	209,900	323
Uchi Technologies Bhd.	413,800	309
Padini Holdings Bhd.	115,700	164
Malaysian Pacific Industries Bhd.	55,000	161
* Lion Industries Corp. Bhd.	595,900	140
Petron Malaysia Refining & Marketing Bhd.	33,100	66
Muhibbah Engineering M Bhd.	79,700	58
BIMB Holdings Bhd.	58,100	53
Hong Leong Bank Bhd.	9,500	47
Batu Kawan Bhd.	9,900	41
* Wah Seong Corp. Bhd.	59,100	15
Favelle Favco Bhd.	22,100	13
Oriental Holdings Bhd.	900	1
		30,654
Mexico (0.4%)
Mexichem SAB de CV	919,173	3,161
* Genomma Lab Internacional SAB de CV Class B	3,280,676	2,873
Gentera SAB de CV	2,429,552	2,465
Ternium SA ADR	71,622	2,170

11

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
	Grupo Televisa SAB ADR	115,008	2,040
2	Nemak SAB de CV	2,341,321	1,757
	Grupo Lala SAB de CV	1,229,751	1,406
	Grupo Financiero Inbursa SAB de CV	857,759	1,346
	Industrias Bachoco SAB de CV Class B	179,252	805
*	Alpek SAB de CV	433,072	706
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	57,067	407
	Grupo Financiero Banorte SAB de CV	39,062	282
*	Grupo Simec SAB de CV Class B	87,571	267
	Corp Inmobiliaria Vesta SAB de CV	144,182	222
	Megacable Holdings SAB de CV	36,902	190
	Grupo Comercial Chedraui SA de CV	77,655	174
	Rassini SAB de CV	32,481	124
	Macquarie Mexico Real Estate Management SA de CV	91,124	109
	Bolsa Mexicana de Valores SAB de CV	29,211	60
	Concentradora Fibra Danhos SA de CV	33,721	55
	Consorcio ARA SAB de CV	143,302	52
	PLA Administradora Industrial S de RL de CV	29,611	45
	Credito Real SAB de CV SOFOM ER	25,266	35
*	Grupo Famsa SAB de CV Class A	42,990	26
*	Grupo GICSA SA de CV	33,056	16
			20,793
Netherlands (1.3%)
	Unilever NV	461,147	25,651
	Koninklijke Ahold Delhaize NV	649,855	14,909
2	Signify NV	536,812	13,895
	Koninklijke Philips NV	97,444	4,442
	ASR Nederland NV	58,652	2,796
	Heineken NV	27,344	2,566
*	RELX NV	104,531	2,196
	Akzo Nobel NV	21,483	2,010
	Koninklijke KPN NV	436,086	1,150
	Boskalis Westminster	27,009	850
	Aegon NV	117,234	761
	ASML Holding NV	3,252	611
	IMCD NV	7,643	595
	Van Lanschot Kempen NV	13,384	353
	Coca-Cola European Partners plc	7,217	328
	Randstad NV	4,694	251
	NSI NV	5,876	242
	Koninklijke Volkerwessels NV	5,544	117
*,2	Takeaway.com NV	1,697	110
	Vastned Retail NV	871	33
	ICT Group NV	1,498	23
	KAS Bank NV	2,615	23
			73,912
New Zealand (0.0%)
	Spark New Zealand Ltd.	320,346	860
	SKY Network Television Ltd.	412,618	601
*,^	a2 Milk Co. Ltd.	61,973	458
	Air New Zealand Ltd.	23,005	47
			1,966
Norway (0.6%)
	Schibsted ASA Class A	293,844	11,030
	Schibsted ASA Class B	295,641	10,275
	Equinor ASA	162,883	4,580
	Aker BP ASA	59,424	2,516
	Salmar ASA	33,790	1,688
	Austevoll Seafood ASA	83,846	1,155
	DNO ASA	520,031	1,072
	Bakkafrost P/F	15,319	935
	DNB ASA	39,475	831

12

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
	Telenor ASA	26,038	509
*	BW Offshore Ltd.	58,013	460
	Leroy Seafood Group ASA	51,815	423
	Norway Royal Salmon ASA	14,471	349
	Aker ASA	2,298	207
	SpareBank 1 Nord Norge	21,914	186
*	Kvaerner ASA	20,785	38
*	Scottish Salmon Co. plc	17,992	33
			36,287
Other (0.4%)
3	Vanguard FTSE Emerging Markets ETF	514,464	21,093

Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	75,457	1,012

Philippines (0.0%)
	PLDT Inc.	32,000	806
	San Miguel Corp.	79,920	251
	Lopez Holdings Corp.	2,858,149	234
	Petron Corp.	706,200	114
			1,405
Poland (0.1%)
	Grupa Lotos SA	219,952	4,474
	Polski Koncern Naftowy ORLEN SA	48,217	1,322
*	Polskie Gornictwo Naftowe i Gazownictwo SA	587,341	1,031
	Eurocash SA	173,215	849
	LPP SA	50	117
*	PKP Cargo SA	5,726	74
*	Impexmetal SA	51,625	52
*	Lubelski Wegiel Bogdanka SA	685	11
			7,930
Portugal (0.1%)
	Galp Energia SGPS SA	119,727	2,374
	Sonae SGPS SA	167,478	174
	Altri SGPS SA	16,686	160
*	Mota-Engil SGPS SA	18,138	44
	Semapa-Sociedade de Investimento e Gestao	1,324	26
	Sonae Capital SGPS SA	6,922	6
			2,784
Qatar (0.0%)
	Qatar Fuel QSC	15,250	680
	Ooredoo QPSC	27,036	512
	Qatar International Islamic Bank QSC	26,807	420
*	Mannai Corp. QSC	2,843	44
			1,656
Russia (0.8%)
	Sberbank of Russia PJSC ADR	1,562,756	19,760
*	Mail Ru Group GDR	293,744	7,912
	Tatneft PJSC ADR	91,637	6,992
	PhosAgro PJSC GDR	141,847	1,924
*	Yandex NV Class A	52,081	1,713
	Lukoil PJSC ADR	20,620	1,579
*	Global Ports Investments plc GDR	504,685	1,556
	Globaltrans Investment plc GDR	97,300	1,022
	Magnit PJSC	15,854	926
	Novolipetsk Steel PJSC GDR	4,175	113
*	PJSC Magnitogorsk Iron & Steel Works GDR	5,547	57
	TMK PJSC GDR	9,043	37
			43,591
Singapore (0.5%)
	DBS Group Holdings Ltd.	738,900	14,096
	United Overseas Bank Ltd.	159,800	3,159
	Great Eastern Holdings Ltd.	138,600	2,751

13

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Venture Corp. Ltd.	138,100	1,781
Oversea-Chinese Banking Corp. Ltd.	209,600	1,754
Delfi Ltd.	1,842,500	1,511
Haw Par Corp. Ltd.	95,041	939
GL Ltd.	742,500	407
United Industrial Corp. Ltd.	103,900	227
AEM Holdings Ltd.	392,700	219
Olam International Ltd.	21,000	31
Golden Energy & Resources Ltd.	107,600	20
HRnetgroup Ltd.	20,200	13
		26,908
South Africa (1.4%)
Naspers Ltd.	259,353	55,851
Sappi Ltd.	1,141,507	7,161
Exxaro Resources Ltd.	392,193	4,032
Tiger Brands Ltd.	136,280	2,554
Anglo American Platinum Ltd.	74,220	2,426
Telkom SA SOC Ltd.	661,875	2,417
Cie Financiere Richemont SA (Johannesburg Shares)	128,599	1,055
* Grindrod Ltd.	1,528,732	843
Old Mutual Ltd.	356,080	763
Raubex Group Ltd.	366,647	572
Reunert Ltd.	101,022	543
Tsogo Sun Holdings Ltd.	362,377	523
* MMI Holdings Ltd.	342,354	420
JSE Ltd.	36,434	410
Merafe Resources Ltd.	1,538,151	177
MiX Telematics Ltd. ADR	9,884	143
* Grindrod Shipping Holdings Ltd.	18,205	129
AECI Ltd.	15,112	112
Astral Foods Ltd.	3,412	60
Absa Bank Ltd. Preference Shares	967	48
		80,239
South Korea (1.8%)
SK Hynix Inc.	396,933	26,260
Samsung Electronics Co. Ltd.	588,506	24,629
LG Electronics Inc.	200,932	12,858
LG Display Co. Ltd.	363,605	6,283
Shinhan Financial Group Co. Ltd.	124,925	5,048
Samsung Fire & Marine Insurance Co. Ltd.	14,646	3,749
KT Corp.	98,618	2,681
LG Corp.	34,480	2,257
Hyundai Motor Co.	15,837	1,849
SK Innovation Co. Ltd.	7,241	1,404
Hana Financial Group Inc.	34,206	1,373
KT Corp. ADR	83,425	1,239
Lotte Shopping Co. Ltd.	6,342	1,198
S-1 Corp.	13,915	1,146
GS Home Shopping Inc.	4,493	821
Hanwha Chemical Corp.	45,431	790
* Chungdahm Learning Inc.	21,808	539
Cheil Worldwide Inc.	24,870	486
LG Uplus Corp.	27,790	458
LOTTE Fine Chemical Co. Ltd.	7,500	351
Douzone Bizon Co. Ltd.	6,129	338
Hyundai Elevator Co. Ltd.	3,201	321
Huchems Fine Chemical Corp.	12,429	280
Hansol Paper Co. Ltd.	13,439	245
Hyundai Corp.	7,369	220
* Tovis Co. Ltd.	29,516	212
Hancom Inc.	14,538	208
NOROO Paint & Coatings Co. Ltd.	18,815	204
NICE Information Service Co. Ltd.	21,494	199
AK Holdings Inc.	3,494	193

14

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
JB Financial Group Co. Ltd.	35,413	192
E1 Corp.	2,978	172
KISCO Corp.	27,830	168
Spigen Korea Co. Ltd.	3,637	164
Dongkuk Steel Mill Co. Ltd.	19,523	164
Handsome Co. Ltd.	4,565	154
KT Skylife Co. Ltd.	11,935	151
Korea Petrochemical Ind Co. Ltd.	897	149
DGB Financial Group Inc.	13,547	124
Binggrae Co. Ltd.	1,779	121
Silicon Works Co. Ltd.	3,199	117
Hyundai Greenfood Co. Ltd.	8,881	112
Hyundai Telecommunication Co. Ltd.	10,288	112
Visang Education Inc.	16,159	111
Huvis Corp.	10,796	89
* Dongbu Corp.	10,638	88
* Seoul Auction Co. Ltd.	6,006	83
* YeaRimDang Publishing Co. Ltd.	10,877	70
Daewon Co. Ltd.	5,602	68
KyungDong City Gas Co. Ltd.	1,762	67
* Bixolon Co. Ltd.	10,491	61
* Dohwa Engineering Co. Ltd.	7,969	58
LF Corp.	2,318	54
iMarketKorea Inc.	8,406	50
* Dae Hyun Co. Ltd.	19,903	47
Daewon San Up Co. Ltd.	7,868	46
Youngone Holdings Co. Ltd.	751	44
* Dong-Il Corp.	668	44
ESTec Corp.	4,601	42
Zeus Co. Ltd.	2,810	40
* Kumkang Kind Co. Ltd.	1,711	37
* Kukdong Oil & Chemicals Co. Ltd.	10,815	34
Telechips Inc.	3,026	32
* JASTECH Ltd.	4,122	30
GOLFZON Co. Ltd.	789	28
* Sammok S-Form Co. Ltd.	2,168	28
Moorim Paper Co. Ltd.	8,414	27
Young Poong Precision Corp.	3,958	27
Interpark Holdings Corp.	11,428	26
* Sempio Foods Co.	769	25
* Iljin Power Co. Ltd.	4,114	23
Heng Sheng Holding Group Ltd.	15,242	20
		101,138
Spain (0.6%)
* ACS Actividades de Construccion y Servicios SA	474,806	20,167
Ence Energia y Celulosa SA	251,404	2,548
* Repsol SA	78,692	1,567
Cia de Distribucion Integral Logista Holdings SA	58,648	1,507
Viscofan SA	18,184	1,324
^ Distribuidora Internacional de Alimentacion SA	516,660	1,198
Bankia SA	298,755	1,166
Amadeus IT Group SA	9,171	850
Acerinox SA	55,830	796
2 Gestamp Automocion SA	64,620	488
Grifols SA	14,251	401
Banco Santander SA	42,336	212
* Ferrovial SA	8,563	177
CIE Automotive SA	4,436	138
Prosegur Cia de Seguridad SA	20,942	130
Mediaset Espana Comunicacion SA	17,623	128
* Laboratorio Reig Jofre SA	7,862	24
		32,821
Sweden (1.2%)
Svenska Handelsbanken AB Class A	1,519,691	19,166

15

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
*	Atlas Copco AB Class B	537,488	14,320
*	Epiroc AB Class B	1,052,243	10,807
*	Spotify Technology SA	53,358	9,649
	Assa Abloy AB Class B	172,405	3,456
	Swedish Match AB	57,424	2,935
	Kindred Group plc	168,541	1,889
	Sandvik AB	95,588	1,692
	Lundin Petroleum AB	37,518	1,430
	Axfood AB	61,546	1,152
	Nordea Bank Abp	84,283	917
	Millicom International Cellular SA	15,702	901
	Modern Times Group MTG AB Class B	18,655	684
*	Betsson AB	79,239	610
	Nolato AB Class B	6,897	425
	Saab AB Class B	4,835	243
	Securitas AB Class B	13,213	230
	Peab AB	19,343	177
*	Tethys Oil AB	14,312	157
	Cloetta AB Class B	46,467	143
	Oriflame Holding AG	4,593	117
	Arjo AB	33,503	113
	Momentum Group AB Class B	5,028	64
	Paradox Interactive AB	2,739	48
*	Instalco Intressenter AB	4,868	39
*	Sectra AB Class B	1,447	39
*,^	Orexo AB	3,676	26
			71,429
Switzerland (2.0%)
	Cie Financiere Richemont SA	297,991	24,295
	Schindler Holding AG	95,070	23,725
	Nestle SA	272,982	22,722
	Novartis AG	166,291	14,314
	Roche Holding AG	45,941	11,109
	Geberit AG	15,005	6,965
	OC Oerlikon Corp. AG	230,138	3,163
	Adecco Group AG	38,775	2,038
	Logitech International SA	39,874	1,788
	UBS Group AG	90,739	1,433
	Sonova Holding AG	5,858	1,163
	DKSH Holding AG	11,506	783
	Vontobel Holding AG	6,876	486
	Swissquote Group Holding SA	6,650	484
	Bucher Industries AG	1,179	380
	Tecan Group AG	1,336	316
	Valora Holding AG	1,010	271
	Barry Callebaut AG	142	269
	Helvetia Holding AG	441	269
	Schindler Holding AG (Registered)	902	218
	Belimo Holding AG	45	215
	Tornos Holding AG	13,237	130
	Liechtensteinische Landesbank AG	1,819	120
	ams AG	1,511	85
*	VP Bank AG	313	49
	Siegfried Holding AG	95	44
	Jungfraubahn Holding AG	236	34
			116,868
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	999,506	44,138
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,079,577	9,213
	United Microelectronics Corp.	17,405,000	9,183
*	HTC Corp.	2,415,000	3,207
	Formosa Petrochemical Corp.	559,000	2,710
	Delta Electronics Inc.	623,488	2,673
	Yungtay Engineering Co. Ltd.	1,517,000	2,376

16

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Teco Electric and Machinery Co. Ltd.	2,699,190	1,958
* PChome Online Inc.	364,510	1,652
Holtek Semiconductor Inc.	509,000	1,322
Chroma ATE Inc.	272,000	1,305
Taiwan Business Bank	3,519,360	1,279
Simplo Technology Co. Ltd.	184,000	1,263
Giant Manufacturing Co. Ltd.	291,469	1,250
Acter Co. Ltd.	87,400	576
Radiant Opto-Electronics Corp.	240,000	542
Taiwan Surface Mounting Technology Corp.	392,000	513
AU Optronics Corp.	1,154,000	487
Far Eastern Department Stores Ltd.	790,000	442
TOPBI International Holdings Ltd.	130,000	432
Shanghai Commercial & Savings Bank Ltd.	295,878	348
Greatek Electronics Inc.	209,000	345
Machvision Inc.	28,000	340
Asia Cement Corp.	216,000	293
* Mercuries Life Insurance Co. Ltd.	558,831	290
Edom Technology Co. Ltd.	564,000	278
TPK Holding Co. Ltd.	152,000	261
Stark Technology Inc.	158,800	199
YFY Inc.	467,000	190
Topoint Technology Co. Ltd.	308,000	190
Coretronic Corp.	100,000	177
Winstek Semiconductor Co. Ltd.	178,000	173
* Taita Chemical Co. Ltd.	351,000	167
DA CIN Construction Co. Ltd.	240,000	166
Sinon Corp.	288,000	162
Gigabyte Technology Co. Ltd.	101,000	159
Aten International Co. Ltd.	58,000	155
Holiday Entertainment Co. Ltd.	81,000	155
Compal Electronics Inc.	221,000	137
Globe Union Industrial Corp.	224,000	120
Sysage Technology Co. Ltd.	115,500	117
APCB Inc.	126,000	114
Apacer Technology Inc.	102,000	111
LCY Technology Corp.	136,934	108
Shinkong Insurance Co. Ltd.	77,000	102
Sirtec International Co. Ltd.	109,200	99
Central Reinsurance Co. Ltd.	157,500	94
Taiwan FamilyMart Co. Ltd.	13,000	91
Youngtek Electronics Corp.	62,000	90
T3EX Global Holdings Corp.	102,000	86
Global Brands Manufacture Ltd.	158,000	70
Hong Pu Real Estate Development Co. Ltd.	96,000	66
Creative Sensor Inc.	87,000	61
Union Bank Of Taiwan	174,070	59
Raydium Semiconductor Corp.	26,941	55
Hotung Investment Holdings Ltd.	35,800	47
Planet Technology Corp.	22,000	42
* Pegavision Corp.	6,346	38
Lion Travel Service Co. Ltd.	13,000	38
Yuanta Futures Co. Ltd.	24,000	33
Nien Hsing Textile Co. Ltd.	37,000	30
Audix Corp.	23,000	28
Sheng Yu Steel Co. Ltd.	21,000	14
Sunrex Technology Corp.	15,000	8
Hsing TA Cement Co.	14,000	7
Airmate Cayman International Co. Ltd.	4,000	2
		92,436
Thailand (0.4%)
* PTT PCL	2,417,000	4,058
PTT Exploration & Production PCL	627,100	3,010

17

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Bangkok Bank PCL (Foreign)	363,900	2,454
PTT PCL NVDR	1,260,000	2,115
Star Petroleum Refining PCL	4,223,100	1,946
Thai Oil PCL NVDR	604,800	1,656
Banpu PCL	2,226,900	1,315
Kasikornbank PCL (Foreign)	181,600	1,224
Siamgas & Petrochemicals PCL NVDR	2,451,699	941
* PTT Exploration and Production PCL (Local)	184,400	885
IRPC PCL	3,127,600	658
Esso Thailand PCL	1,310,200	632
* Thai Oil PCL	122,100	334
* BEC World PCL (Foreign)	1,455,100	313
* Siamgas & Petrochemicals PCL	658,200	252
* Bangchak Corp. PCL	214,100	233
Susco PCL	2,240,100	225
Lanna Resources PCL	229,300	113
SNC Former PCL	117,200	53
Lanna Resources PCL NVDR	69,700	34
Padaeng Industry PCL	47,000	21
* Tata Steel Thailand PCL	560,300	13
* Sena Development PCL	14,050	2
		22,487
Turkey (0.2%)
* Turk Hava Yollari AO	1,217,421	3,840
Tupras Turkiye Petrol Rafinerileri AS	147,305	3,271
Tekfen Holding AS	556,564	1,990
Turkiye Garanti Bankasi AS	1,554,767	1,982
* Ulker Biskuvi Sanayi AS	238,127	668
Trakya Cam Sanayii AS	902,259	641
Anadolu Cam Sanayii AS	390,128	213
* Ozak Gayrimenkul Yatirim Ortakligi	434,733	174
Turkiye Sise ve Cam Fabrikalari AS	113,036	109
* Pegasus Hava Tasimaciligi AS	18,804	84
Albaraka Turk Katilim Bankasi AS	237,382	59
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	48,235	52
Celebi Hava Servisi AS	5,729	49
TAV Havalimanlari Holding AS	6,568	34
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	37,582	25
		13,191
United Arab Emirates (0.0%)
Emirates NBD PJSC	341,315	882
Dana Gas PJSC	1,198,537	377
Air Arabia PJSC	96,213	25
* Ras Al Khaimah Ceramics	38,273	24
		1,308
United Kingdom (4.2%)
Prudential plc	2,312,827	53,029
BHP Billiton plc	915,757	19,983
Reckitt Benckiser Group plc	211,959	19,363
Hays plc	4,425,332	11,747
* Just Eat plc	1,060,681	9,257
Spectris plc	281,115	8,683
WPP plc	391,687	5,736
GlaxoSmithKline plc	278,733	5,590
Intertek Group plc	69,699	4,534
SSP Group plc	418,822	3,955
Compass Group plc	172,765	3,841
* Rightmove plc	596,160	3,659
BP plc	473,247	3,627
Burberry Group plc	129,263	3,394
2 Auto Trader Group plc	574,412	3,342
Bunzl plc	99,195	3,119
Unilever plc	55,698	3,060

18

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
HomeServe plc	217,796	2,905
Standard Chartered plc	347,792	2,882
Diageo plc	75,097	2,661
RELX plc	126,162	2,654
2 Merlin Entertainments plc	506,940	2,644
Experian plc	87,622	2,248
3i Group plc	175,495	2,149
Rolls-Royce Holdings plc	162,684	2,093
TUI AG (London Shares)	108,786	2,087
BAE Systems plc	232,753	1,909
NEX Group plc	144,850	1,873
DCC plc	20,363	1,847
Glencore plc	426,461	1,838
2 ConvaTec Group plc	556,398	1,683
Ferrexpo plc	619,463	1,611
Barclays plc	710,957	1,577
G4S plc	489,762	1,545
Admiral Group plc	55,840	1,514
Anglo American plc Ordinary Shares	66,010	1,490
Royal Dutch Shell plc Class A	42,357	1,451
Antofagasta plc	127,762	1,420
ITV plc	667,497	1,370
Carnival plc	21,758	1,350
Royal Dutch Shell plc Class B	37,311	1,306
Pagegroup plc	171,898	1,281
WH Smith plc	47,104	1,265
Rio Tinto plc	24,299	1,226
Lloyds Banking Group plc	1,540,994	1,185
* Gulf Keystone Petroleum Ltd.	303,686	1,141
Informa plc	113,551	1,128
* Nomad Foods Ltd.	47,526	963
Dart Group plc	79,149	961
IG Group Holdings plc	111,817	922
GVC Holdings plc	74,607	893
Inchcape plc	101,255	882
St. James's Place plc	57,304	854
Thomas Cook Group plc	1,099,598	829
* Serco Group plc	627,939	800
Capita plc	418,102	778
International Personal Finance plc	262,756	767
easyJet plc	41,987	719
Tesco plc	229,735	718
* Provident Financial plc	90,164	709
Daily Mail & General Trust plc	74,119	677
John Wood Group plc	59,580	598
Abcam plc	28,794	537
British American Tobacco plc	10,966	511
Jupiter Fund Management plc	90,150	475
Close Brothers Group plc	22,948	473
Hansteen Holdings plc	362,773	459
Devro plc	165,249	443
Vodafone Group plc	199,031	426
National Grid plc	40,471	418
JD Sports Fashion plc	69,058	413
Games Workshop Group plc	7,471	369
Dechra Pharmaceuticals plc	12,702	360
Smith & Nephew plc	17,429	318
Meggitt plc	41,101	303
* Georgia Capital plc	20,422	297
Barratt Developments plc	38,353	283
Imperial Brands plc	7,923	276
Softcat plc	26,523	275
Scapa Group plc	43,818	258
Petrofac Ltd.	30,233	254

19

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
2	Non-Standard Finance plc	337,398	252
*	EI Group plc	114,218	247
	Rotork plc	56,522	243
	Playtech plc	37,369	237
	National Express Group plc	43,312	220
	Pets at Home Group plc	140,758	219
	Moneysupermarket.com Group plc	55,621	202
	IMI plc	14,018	200
	Stagecoach Group plc	92,530	189
	Britvic plc	18,202	185
	Rathbone Brothers plc	5,443	170
	Morgan Sindall Group plc	8,971	154
	Computacenter plc	8,735	144
2	McCarthy & Stone plc	82,383	144
	SThree plc	26,014	128
	Croda International plc	1,520	103
	Advanced Medical Solutions Group plc	23,190	100
	EMIS Group plc	6,184	81
	Gocompare.Com Group plc	47,701	60
	FDM Group Holdings plc	4,314	55
	Vertu Motors plc	93,374	53
	U & I Group plc	9,834	29
	Speedy Hire plc	34,429	29
*	IG Design Group plc	3,861	27
			241,941
United States (48.0%)
Consumer Discretionary (6.0%)
*	Amazon.com Inc.	49,741	99,631
	Home Depot Inc.	174,951	36,241
	Royal Caribbean Cruises Ltd.	183,285	23,816
*	Booking Holdings Inc.	9,942	19,725
	McDonald's Corp.	109,153	18,260
	Service Corp. International	325,649	14,394
*,^	Tesla Inc.	49,965	13,229
*	Netflix Inc.	34,705	12,984
	Omnicom Group Inc.	189,091	12,862
*	CarMax Inc.	158,895	11,865
*	NVR Inc.	4,343	10,731
	TJX Cos. Inc.	82,744	9,269
*	Chipotle Mexican Grill Inc. Class A	20,017	9,098
	Harley-Davidson Inc.	188,660	8,546
*	Ulta Beauty Inc.	20,155	5,686
	Wolverine World Wide Inc.	133,102	5,198
	BJ's Restaurants Inc.	70,189	5,068
^	Entercom Communications Corp. Class A	541,341	4,277
^	Williams-Sonoma Inc.	59,521	3,912
*	AutoZone Inc.	4,553	3,532
*	TripAdvisor Inc.	58,658	2,996
*	Stoneridge Inc.	56,642	1,683
	Movado Group Inc.	32,490	1,361
*	MSG Networks Inc.	49,051	1,266
*	K12 Inc.	63,227	1,119
*	tronc Inc.	65,590	1,071
	Shoe Carnival Inc.	23,164	892
	Johnson Outdoors Inc. Class A	9,426	877
*	American Public Education Inc.	25,393	839
	Nutrisystem Inc.	21,645	802
*	Cambium Learning Group Inc.	34,285	406
	Rocky Brands Inc.	14,203	402
*	Regis Corp.	15,584	318
*	Tropicana Entertainment Inc.	4,248	313
*	Town Sports International Holdings Inc.	32,463	281
	Tilly's Inc. Class A	12,041	228

20

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
* Helen of Troy Ltd.	1,741	228
* Fiesta Restaurant Group Inc.	8,516	228
* Lee Enterprises Inc.	74,783	198
* Container Store Group Inc.	14,408	160
Entravision Communications Corp. Class A	25,976	127
* New York & Co. Inc.	29,229	113
Core-Mark Holding Co. Inc.	2,871	97
* Ascena Retail Group Inc.	18,383	84
* Habit Restaurants Inc. Class A	4,509	72
* TravelCenters of America LLC	10,024	57
* Bridgepoint Education Inc. Class A	3,840	39
Marine Products Corp.	1,321	30
* Build-A-Bear Workshop Inc.	2,781	25
		344,636
Consumer Staples (4.4%)
Procter & Gamble Co.	548,128	45,621
PepsiCo Inc.	335,016	37,455
Estee Lauder Cos. Inc. Class A	196,219	28,515
Coca-Cola Co.	588,392	27,178
Hershey Co.	241,776	24,661
Archer-Daniels-Midland Co.	441,372	22,188
Colgate-Palmolive Co.	277,984	18,611
Bunge Ltd.	198,290	13,625
Costco Wholesale Corp.	43,664	10,256
Walmart Inc.	77,702	7,297
Kimberly-Clark Corp.	49,413	5,615
Medifast Inc.	17,536	3,885
* Herbalife Nutrition Ltd.	57,605	3,142
* USANA Health Sciences Inc.	11,434	1,378
* Performance Food Group Co.	36,483	1,215
* Avon Products Inc.	312,314	687
Inter Parfums Inc.	7,422	478
* Lifevantage Corp.	32,856	361
Nu Skin Enterprises Inc. Class A	3,265	269
* Natural Grocers by Vitamin Cottage Inc.	7,941	134
		252,571
Energy (1.3%)
Apache Corp.	955,894	45,567
EOG Resources Inc.	189,003	24,111
National Oilwell Varco Inc.	166,370	7,167
* Par Pacific Holdings Inc.	26,890	549
TechnipFMC plc	7,460	234
* Geopark Ltd.	10,868	222
Hallador Energy Co.	20,104	125
Adams Resources & Energy Inc.	96	4
		77,979
Financials (7.0%)
* Berkshire Hathaway Inc. Class B	289,927	62,076
Moody's Corp.	231,886	38,771
* Markel Corp.	24,334	28,921
Travelers Cos. Inc.	213,704	27,719
US Bancorp	470,632	24,854
First Republic Bank	224,652	21,567
Arthur J Gallagher & Co.	262,344	19,529
Wells Fargo & Co.	356,864	18,757
Loews Corp.	351,226	17,642
MarketAxess Holdings Inc.	97,904	17,475
American Express Co.	158,422	16,870

21

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
	Aflac Inc.	330,694	15,566
	TD Ameritrade Holding Corp.	270,793	14,306
	Chubb Ltd.	94,502	12,629
	Jefferies Financial Group Inc.	565,333	12,415
	Hartford Financial Services Group Inc.	179,359	8,961
	Interactive Brokers Group Inc.	157,294	8,700
*,^	LendingTree Inc.	36,019	8,288
	Alleghany Corp.	11,844	7,729
	T. Rowe Price Group Inc.	45,039	4,917
	Willis Towers Watson plc	29,289	4,128
	RenaissanceRe Holdings Ltd.	25,286	3,378
	Axis Capital Holdings Ltd.	55,776	3,219
	M&T Bank Corp.	16,784	2,762
	Annaly Capital Management Inc.	48,407	495
	TPG Specialty Lending Inc.	23,443	478
*	FGL Holdings	48,331	433
	Exantas Capital Corp.	38,457	422
	CNA Financial Corp.	3,747	171
	WTB Financial Corp. Class B	139	53
*	Elevate Credit Inc.	5,969	48
	BankFinancial Corp.	1,575	25
			403,304
Health Care (10.3%)
	Anthem Inc.	195,945	53,699
	Johnson & Johnson	333,030	46,015
*	Waters Corp.	191,208	37,224
*	WellCare Health Plans Inc.	114,675	36,752
	Humana Inc.	98,953	33,498
	Merck & Co. Inc.	457,241	32,437
*	Myriad Genetics Inc.	634,017	29,165
*	Mettler-Toledo International Inc.	42,342	25,785
*	Charles River Laboratories International Inc.	186,297	25,064
	Bruker Corp.	709,966	23,748
*	PRA Health Sciences Inc.	202,811	22,348
	Thermo Fisher Scientific Inc.	91,220	22,265
	ResMed Inc.	185,290	21,371
*	United Therapeutics Corp.	156,099	19,962
*	Seattle Genetics Inc.	246,845	19,037
*	Emergent BioSolutions Inc.	280,291	18,452
*	Molina Healthcare Inc.	107,986	16,057
*	Centene Corp.	87,650	12,690
*	Amedisys Inc.	95,328	11,912
*	Bio-Rad Laboratories Inc. Class A	31,742	9,935
	Baxter International Inc.	93,678	7,222
*	Alnylam Pharmaceuticals Inc.	77,190	6,756
	Bristol-Myers Squibb Co.	105,972	6,579
*	Corcept Therapeutics Inc.	441,795	6,194
*	Globus Medical Inc.	108,473	6,157
*	Enanta Pharmaceuticals Inc.	68,563	5,859
*	Supernus Pharmaceuticals Inc.	114,574	5,769
	Cigna Corp.	24,791	5,163
*	Medpace Holdings Inc.	84,996	5,092
*	Mallinckrodt plc	111,915	3,280
*	Inogen Inc.	10,713	2,615
	Chemed Corp.	7,136	2,280
	Luminex Corp.	59,736	1,811
*	Pacira Pharmaceuticals Inc.	23,081	1,134
*	Genomic Health Inc.	15,775	1,108
*	PDL BioPharma Inc.	375,797	988
*	Orthofix Medical Inc.	16,499	954
*	Veeva Systems Inc. Class A	8,654	942
*	Concert Pharmaceuticals Inc.	61,816	917
*	Cambrex Corp.	12,222	836

22

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

			Market
			Value
		Shares	($000)
*	Assertio Therapeutics Inc.	117,449	691
	HCA Healthcare Inc.	4,527	630
*	Tenet Healthcare Corp.	19,856	565
*	Triple-S Management Corp. Class B	28,538	539
*	Prestige Consumer Healthcare Inc.	10,169	385
	Phibro Animal Health Corp. Class A	7,849	337
*	ChemoCentryx Inc.	24,905	315
*	Applied Genetic Technologies Corp.	15,032	110
*	Palatin Technologies Inc.	98,993	99
*	Fluidigm Corp.	7,679	57
*	Haemonetics Corp.	501	57
*	Regeneron Pharmaceuticals Inc.	134	54
*	Five Star Senior Living Inc.	26,481	23
			592,934
Industrials (3.9%)
	CH Robinson Worldwide Inc.	255,079	24,977
*	Verisk Analytics Inc. Class A	168,030	20,256
	ManpowerGroup Inc.	221,278	19,021
*	Kirby Corp.	225,815	18,573
	Wabtec Corp.	154,297	16,183
	Union Pacific Corp.	85,981	14,000
	United Parcel Service Inc. Class B	117,487	13,717
*	Stericycle Inc.	221,588	13,003
	United Technologies Corp.	79,177	11,070
	3M Co.	47,885	10,090
*	NOW Inc.	542,341	8,976
*	SiteOne Landscape Supply Inc.	102,494	7,722
*	Clean Harbors Inc.	102,812	7,359
	Fastenal Co.	120,740	7,005
*	FTI Consulting Inc.	91,536	6,700
	Expeditors International of Washington Inc.	77,696	5,713
*	TriNet Group Inc.	84,409	4,754
	PACCAR Inc.	60,543	4,128
	Lincoln Electric Holdings Inc.	37,079	3,465
	Kelly Services Inc. Class A	88,229	2,120
*	Vectrus Inc.	52,706	1,644
	Insperity Inc.	12,758	1,505
	Heidrick & Struggles International Inc.	31,357	1,061
	Korn/Ferry International	18,709	921
	ICF International Inc.	9,627	726
	Systemax Inc.	17,647	581
	Kforce Inc.	11,836	445
	BG Staffing Inc.	10,388	283
*	Nexeo Solutions Inc.	9,168	112
	ArcBest Corp.	1,852	90
*	Veritiv Corp.	1,711	62
	Ennis Inc.	2,464	50
*	Transcat Inc.	2,198	50
*	TrueBlue Inc.	1,825	48
*	ARC Document Solutions Inc.	12,126	35
*,§	Sun-Times Media Group Inc. Class A	130,959	—
			226,445
Information Technology (12.7%)
*	Alphabet Inc. Class A	60,236	72,710
	Apple Inc.	310,177	70,019
	Microsoft Corp.	611,805	69,972
*	Alphabet Inc. Class C	56,557	67,499
	Mastercard Inc. Class A	271,704	60,484
	Oracle Corp.	784,166	40,432
	Visa Inc. Class A	235,522	35,349
*	Facebook Inc. Class A	197,552	32,489
*	GrubHub Inc.	215,678	29,897
	Intel Corp.	480,734	22,734

23

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

		Market
		Value
	Shares	($000)
Texas Instruments Inc.	174,333	18,704
Intuit Inc.	78,530	17,858
* Zillow Group Inc.	370,149	16,379
Xilinx Inc.	173,822	13,935
* F5 Networks Inc.	66,039	13,169
* Cadence Design Systems Inc.	281,386	12,752
Analog Devices Inc.	133,247	12,320
Teradyne Inc.	278,127	10,285
Accenture plc Class A	60,387	10,278
Maxim Integrated Products Inc.	175,379	9,890
* Fair Isaac Corp.	39,103	8,937
* Advanced Micro Devices Inc.	287,515	8,881
* PayPal Holdings Inc.	92,043	8,085
Paychex Inc.	109,173	8,041
* ANSYS Inc.	37,925	7,080
Dolby Laboratories Inc. Class A	92,662	6,484
* eBay Inc.	188,271	6,217
* IPG Photonics Corp.	34,239	5,344
Progress Software Corp.	105,570	3,726
* Aspen Technology Inc.	32,670	3,721
* CoreLogic Inc.	73,819	3,647
* Manhattan Associates Inc.	44,102	2,408
* CACI International Inc. Class A	13,044	2,402
* First Data Corp. Class A	97,859	2,395
Total System Services Inc.	22,227	2,195
* Zillow Group Inc. Class A	44,560	1,970
* Adobe Systems Inc.	6,410	1,730
* Cardtronics plc Class A	44,824	1,418
* Unisys Corp.	66,251	1,351
* SailPoint Technologies Holding Inc.	35,925	1,222
* Verint Systems Inc.	23,127	1,159
Genpact Ltd.	37,418	1,145
Broadridge Financial Solutions Inc.	8,611	1,136
Alliance Data Systems Corp.	4,494	1,061
* Apptio Inc. Class A	21,537	796
* Diodes Inc.	23,810	793
* Sykes Enterprises Inc.	25,075	764
* QuinStreet Inc.	48,382	657
* Fortinet Inc.	6,218	574
* Stamps.com Inc.	2,426	549
* NETGEAR Inc.	6,315	397
AVX Corp.	17,846	322
* Vishay Precision Group Inc.	8,519	319
* Cargurus Inc.	5,115	285
QAD Inc. Class A	4,457	252
* OneSpan Inc.	10,216	195
* Photronics Inc.	18,641	184
* PCM Inc.	8,588	168
* Finjan Holdings Inc.	37,350	161
* MoneyGram International Inc.	20,092	107
TransAct Technologies Inc.	3,048	44
* Information Services Group Inc.	7,003	33
* Computer Task Group Inc.	3,825	20
* Lantronix Inc.	1,406	6
* eGain Corp.	331	3
		735,539
Materials (1.8%)
Praxair Inc.	185,900	29,880
Martin Marietta Materials Inc.	111,391	20,268
PPG Industries Inc.	103,098	11,251
Albemarle Corp.	99,016	9,880
Warrior Met Coal Inc.	307,299	8,309

24

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

					Market
					Value
				Shares	($000)
	Domtar Corp.			145,286	7,580
*	Axalta Coating Systems Ltd.			214,087	6,243
	Mercer International Inc.			175,159	2,943
*	Resolute Forest Products Inc.			182,358	2,361
	Boise Cascade Co.			56,778	2,089
*	Verso Corp.			43,190	1,454
	Schnitzer Steel Industries Inc.			34,688	938
*	Ingevity Corp.			7,697	784
	Louisiana-Pacific Corp.			9,843	261
*	Universal Stainless & Alloy Products Inc.			7,361	188
	Myers Industries Inc.			6,591	153
	Huntsman Corp.			4,455	121
*	UFP Technologies Inc.			1,387	51
					104,754
Real Estate (0.5%)
	Rayonier Inc.			307,117	10,384
*	Howard Hughes Corp.			62,457	7,758
	Weyerhaeuser Co.			146,301	4,721
	RMR Group Inc. Class A			35,311	3,277
	Xenia Hotels & Resorts Inc.			50,947	1,208
	NexPoint Residential Trust Inc.			2,540	84
					27,432
Telecommunication Services (0.1%)
*	United States Cellular Corp.			55,292	2,476
*	Vonage Holdings Corp.			85,002	1,204
	Telephone & Data Systems Inc.			32,605	992
	Shenandoah Telecommunications Co.			13,503	523
					5,195
Utilities (0.0%)
	Atlantica Yield plc			5,106	105

					2,770,894

Total Common Stocks (Cost $4,294,061)					5,554,825

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.6%)1
Money Market Fund (4.5%)
4,5	Vanguard Market Liquidity Fund	2.209%		2,562,926	256,293

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.918%	10/4/18	100	100
6	United States Treasury Bill	2.034%-2.078%	11/15/18	4,400	4,389
6	United States Treasury Bill	2.033%	11/23/18	1,500	1,495
6	United States Treasury Bill	2.199%	1/24/19	2,000	1,986

					7,970

Total Temporary Cash Investments (Cost $264,273)					264,263
Total Investments (100.9%) (Cost $4,558,334)					5,819,088
Other Assets and Liabilities—Net (-0.9%)5,7					(50,036)

Net Assets (100%)					5,769,052

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,094,000.

25

Vanguard® Global Equity Fund
Schedule of Investments
September 30, 2018

§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $24,315,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $62,988,000 of collateral received for securities on loan.
6 Securities with a value of $6,282,000 have been segregated as initial margin for open futures contracts.
7 Cash of $430,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

26

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1290 112018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Horizon Funds and Shareholders of Vanguard Global Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary and statement of assets and liabilities of Vanguard Global Equity Fund (one of the funds constituting Vanguard Horizon Funds, referred to hereafter as the "Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, the statement of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

November 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018
VANGUARD HORIZON FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 16, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.